    As filed with the Securities and Exchange Commission on December 1, 1998


                                                       Registration No. 33-87382

                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No.                     (   )
                                                      ---

                         Post-Effective Amendment No. 5                    ( X )
                                                     ---


                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 5                           ( X )


                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (212) 576-7000

                                 Carol Yee, Esq.
                 New York Life Insurance and Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010
                     (Name and Address of Agent for Service)

                                    Copy to:

Peter Panarites, Esq.                            Michael J. McLaughlin, Esq.
Freedman, Levy, Kroll & Simond                   Senior Vice President
1050 Connecticut Avenue                          and General Counsel
Suite 825                                        New York Life Insurance Company
Washington, D.C.  20036                          51 Madison Avenue
                                                 New York, New York  10010

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)


      immediately upon filing pursuant to paragraph (b) of Rule 485.
---
      on August 1, 1998 pursuant to paragraph (b) of Rule 485.
---
      60 days after filing pursuant to paragraph (a)(1) of Rule 485.
---
 X    on February 19, 1999 pursuant to paragraph (a)(1) of Rule 485.
---



        Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite amount of the securities being offered pursuant to this Registration Statement. On March 30, 1998, Registrant filed its Form 24f-2 for Registrant's most recent fiscal year.

                              CROSS REFERENCE SHEET


                      INFORMATION REQUIRED IN A PROSPECTUS


Item of Form N-4                                        Prospectus Caption
----------------                                        ------------------
1.    Cover Page                                        Cover Page

2.    Definitions                                       Definitions

3.    Synopsis                                          Fee Table

4.    Condensed Financial Information                   Condensed Financial Information

5.    General Description of Registrant,                New York Life Insurance and Annuity
      Depositor and Portfolio Companies                 Corporation and the Separate
                                                        Account; Voting Rights

6.    Deductions and Expenses                           Charges and Deductions; Fee Table; Distributions
                                                        Under the Policy; Distributor of the Policies

7.    General Description of Variable                   The Policies; Distributions Under the Policy;
      Annuity Contracts                                 Voting Rights; Charges and Deductions; The
                                                        Fixed Account; Federal Tax Matters

8.    Annuity Period                                    Distributions Under the Policy - Income Payments

9.    Death Benefit                                     Distributions Under the Policy

10.   Purchases and Contract Value                      The Policies - Issuing the Policy and Premium
                                                        Payments

11.   Redemptions                                       Distributions Under the Policy - Surrenders and
                                                        Withdrawals; Distributions Under the Policy -
                                                        Income Payments; Distributions Under the Policy -
                                                        Cancellations

12.   Taxes                                             Federal Tax Matters

13.   Legal Proceedings                                 Statement of Additional Information - Legal
                                                        Proceedings

14.   Table of Contents of the Statement of             Table of Contents for the Statement of
      Additional Information                            Additional Information

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION



                                                        Statement of Additional
Item of Form N-4                                        Information Caption
----------------                                        -------------------
15.   Cover Page                                        Cover Page

16.   Table of Contents                                 Table of Contents

17.   General Information & History                     Not Applicable

18.   Services                                          Safekeeping of Separate Account Assets

19.   Purchase of Securities Being Offered              Distributor of the Policies

20.   Underwriters                                      Distributor of the Policies

21.   Calculation of Performance Data                   Investment Performance Calculations

22.   Annuity Payments                                  The Policies - Valuation of Accumulation Units

23.   Financial Statements                              Financial Statements

                        PROSPECTUS DATED          , 1999


                                      FOR

                         MAINSTAY PLUS VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                  51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


     This Prospectus describes individual flexible premium MainStay Plus Variable Annuity policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC"). The policies are primarily designed to assist individuals with their long-term retirement planning needs. These policies can be used with retirement plans that do and or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/ or tax penalty), a choice of when income payments commence, and a guaranteed death benefit if the owner or annuitant dies before income payments have commenced.



     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take the money out of your policy which can be done in several ways. You can split your premium payments among a guaranteed interest option, three general account options specifically for the dollar cost averaging program (in states where approved) and the twenty-six variable investment divisions listed below.


    -    MainStay VP Capital Appreciation
    -    MainStay VP Cash Management
    -    MainStay VP Convertible
    -    MainStay VP Government
    -    MainStay VP High Yield Corporate Bond
    -    MainStay VP International Equity
    -    MainStay VP Total Return
    -    MainStay VP Value
    -    MainStay VP Bond
    -    MainStay VP Growth Equity
    -    MainStay VP Indexed Equity
    -    American Century Income & Growth
    -    Dreyfus Large Company Value
    -    Eagle Asset Management Growth Equity
    -    Lord Abbett Developing Growth
    -    Alger American Small Capitalization
    -    Calvert Social Balanced
    -    Fidelity VIP II Contrafund
    -    Fidelity VIP Equity-Income
    -    Janus Aspen Series Balanced
    -    Janus Aspen Series Worldwide Growth
    -    MFS Growth With Income Series
    -    MFS Research Series
    -    Morgan Stanley Emerging Markets Equity
    -    T. Rowe Price Equity Income
    -    Van Eck Worldwide Hard Assets


We do not guarantee the investment performance of these investment divisions. Depending on current market conditions, you can make or lose money in any of the investment divisions.



     Please read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless attached to current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Fidelity Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS Variable Insurance Trust, the Morgan Stanley Universal Funds, Inc., the T. Rowe Price Equity Series, Inc. and the Van Eck Worldwide Insurance Trust (the "Funds", each individually a "Fund").



     To learn more about the policy, you can obtain a copy of the Statement of
Additional Information ("SAI") dated               , 1999. The SAI has been
filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call us at (888) 695-6246 or write to us at the address above.



     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


                                         PAGE
                                         ----
DEFINITIONS............................
FEE TABLE..............................
QUESTIONS AND ANSWERS ABOUT MAINSTAY
  PLUS VARIABLE ANNUITY................
FINANCIAL STATEMENTS...................
CONDENSED FINANCIAL INFORMATION........
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNT..............................
  New York Life Insurance and Annuity
     Corporation.......................
  The Separate Account.................
  The Portfolios.......................
  Additions, Deletions or Substitutions
     of Investments....................
  Reinvestment.........................
THE POLICIES...........................
  Purpose of Policies..................
  Types of Policies....................
  Issuing the Policy and Premium
     Payments..........................
  Issue Ages...........................
  Transfers............................
  Procedures for Telephone
     Transactions......................
  Dollar Cost Averaging (DCA)..........
     (a) Traditional Dollar Cost
          Averaging....................
     (b) The DCA Program...............
  Automatic Asset Reallocation.........
  Interest Sweep.......................
  Accumulation Period..................
     (a) Crediting of Premium
          Payments.....................
     (b) Valuation of Accumulation
          Units........................
  Third Party Investment Advisory
     Arrangements......................
  Owner Inquiries......................
CHARGES AND DEDUCTIONS.................
  Surrender Charges....................
  Amount of Surrender Charge...........
  Exceptions to Surrender Charges......
  Other Charges........................
     (a) Mortality and Expense Risk
          Charges......................
     (b) Administration Fee............
     (c) Policy Service Charge.........
     (d) Fund Charges..................
  Group and Sponsored Arrangements.....
  Taxes................................
DISTRIBUTIONS UNDER THE POLICY.........
  Surrenders and Withdrawals...........
     (a) Surrenders....................
     (b) Partial Withdrawals...........
     (c) Periodic Partial
          Withdrawals..................
     (d) Hardship Withdrawals..........
  Required Minimum Distribution
      Option...........................
  Cancellations........................
  Annuity Commencement Date............
  Death Before Annuity Commencement....
  Income Payments......................
     (a) Election of Income Payment
          Options......................
     (b) Other Methods of Payment......
     (c) Proof of Survivorship.........
  Delay of Payments....................
  Designation of Beneficiary...........
  Restrictions Under Internal Revenue
     Code Section 403(b)(11)...........
  Loans................................
  Riders...............................
     (a) Living Needs Benefit Rider....
     (b) Unemployment Benefit  Rider...
THE FIXED ACCOUNT......................
     (a) Interest Crediting............
     (b) Transfers to Investment
          Divisions....................
     (c) Fixed Account Initial  Premium
         Guarantee.....................
THE DCA ACCOUNT........................
FEDERAL TAX MATTERS....................
  Introduction.........................
  Taxation of Annuities in General.....
  Qualified Plans......................
     (a) Section 403(b) Plans..........
     (b) Individual Retirement
          Annuities....................
     (c) Roth Individual Retirement
         Annuities.....................
     (d) Deferred Compensation Plans...
DISTRIBUTOR OF THE POLICIES............
VOTING RIGHTS..........................
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION...............



     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS OR ANY ATTACHED SUPPLEMENT OR IN ANY SUPPLEMENTAL SALES MATERIAL WE AUTHORIZE.

                                  DEFINITIONS


ACCUMULATION UNIT--An accounting unit used to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.



ACCUMULATION VALUE--The sum of the Variable Accumulation Value, the Fixed Accumulation Value, and the DCA Program Accumulation Value of a policy.



ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.



ANNUITANT--The person whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.



ANNUITY COMMENCEMENT DATE--The date on which the first Income Payment under the policy is to be made.



BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policy owner's death.


BUSINESS DAY--Generally, any day on which the New York Stock Exchange is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of the New York Stock Exchange, if earlier.


DOLLAR COST AVERAGING ("DCA") ACCOUNTS--The 6-month, 12-month and 18-month DCA Accounts used specifically for the Dollar Cost Averaging ("DCA") Program.



DOLLAR COST AVERAGING ("DCA") PROGRAM--A program which permits automatic dollar cost averaging using the DCA Accounts.



DOLLAR COST AVERAGING ("DCA") PROGRAM ACCUMULATION VALUE--The sum of premium payments allocated to the DCA Accounts, plus interest credited on those premium payments, less any transfers and partial withdrawals from the DCA Program, and less any surrender charges and any policy service charges that may already have been assessed from the DCA Program. The DCA Program Accumulation Value is supported by assets in NYLIAC's general account. These assets are subject to the claims of our general creditors.



ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.



FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of its general creditors.



FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges and policy service charges that may have already been assessed from the Fixed Account.



INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.



INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.



NON-QUALIFIED POLICIES--Policies that do not qualify for special federal income tax treatment.



PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.



POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.



POLICY DATA PAGE--Page 2 of the policy, containing the policy specifications.



POLICY DATE--The date from which Policy Years, quarters, months and Policy Anniversaries are measured. It is shown on the Policy Data Page.



POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.



QUALIFIED POLICIES--Policies issued under plans that qualify for special federal income tax treatment.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account we established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.



VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                                   FEE TABLE
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                                       MAINSTAY VP
                                                              MAINSTAY VP    MAINSTAY VP                               HIGH YIELD
                                                                CAPITAL         CASH       MAINSTAY VP   MAINSTAY VP    CORPORATE
                                                              APPRECIATION   MANAGEMENT    CONVERTIBLE   GOVERNMENT       BOND
                                                              ------------   -----------   -----------   -----------   -----------
OWNER TRANSACTION EXPENSES
  Maximum Contingent Deferred Sales Load(a)
    (as a % of amount withdrawn)............................        7%             7%            7%            7%            7%
  Transfer Fee..............................................  There is no transfer fee on the first 12 transfers in any Policy
                                                              Year. However, NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge..............................  Lesser of $30 per Policy or 2% of the Accumulation Value, for
                                                              Policies with less than $20,000 of Accumulation Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees...........................     1.25%          1.25%         1.25%         1.25%         1.25%
  Administration Fees.......................................     0.15%          0.15%         0.15%         0.15%         0.15%
  Total Separate Account Annual
    Expenses................................................     1.40%          1.40%         1.40%         1.40%         1.40%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31,1998)(b)
  Advisory Fees.............................................
  Administration Fees.......................................
  Other Expenses............................................
  Total Fund Annual Expenses................................


                                                               MAINSTAY VP
                                                              INTERNATIONAL
                                                                 EQUITY
                                                              -------------
OWNER TRANSACTION EXPENSES
  Maximum Contingent Deferred Sales Load(a)
    (as a % of amount withdrawn)............................         7%
  Transfer Fee..............................................  There is no transfer fee on the first 12 transfers in any Policy
                                                              Year. However, NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge..............................  Lesser of $30 per Policy or 2% of the Accumulation Value, for
SEPARATE ACCOUNT ANNUAL EXPENSES                              Policies with less than $20,000 of Accumulation Value.
  (as a % of average account value)
  Mortality and Expense Risk Fees...........................      1.25%
  Administration Fees.......................................      0.15%
  Total Separate Account Annual
    Expenses................................................      1.40%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31,1998)(b)
  Advisory Fees.............................................
  Administration Fees.......................................
  Other Expenses............................................
  Total Fund Annual Expenses................................



                                                              MAINSTAY VP                               MAINSTAY VP   MAINSTAY VP
                                                                 TOTAL      MAINSTAY VP   MAINSTAY VP     GROWTH        INDEXED
                                                                RETURN         VALUE         BOND         EQUITY        EQUITY
                                                              -----------   -----------   -----------   -----------   -----------
OWNER TRANSACTION EXPENSES
  Maximum Contingent Deferred Sales Load(a)
    (as a % of amount withdrawn)............................        7%            7%            7%            7%            7%
  Transfer Fee..............................................  There is no transfer fee on the first 12 transfers in any Policy
                                                              Year. However, NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge..............................  Lesser of $30 per Policy or 2% of the Accumulation Value, for
                                                              Policies with less than $20,000 of Accumulation Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees...........................     1.25%         1.25%         1.25%         1.25%         1.25%
  Administration Fees.......................................     0.15%         0.15%         0.15%         0.15%         0.15%
  Total Separate Account Annual
    Expenses................................................     1.40%         1.40%         1.40%         1.40%         1.40%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31, 1998)(b)
  Advisory Fees.............................................
  Administration Fees.......................................
  Other Expenses............................................
  Total Fund Annual Expenses................................

                                                               AMERICAN    DREYFUS
                                                               CENTURY      LARGE
                                                               INCOME &    COMPANY
                                                                GROWTH      VALUE
                                                               --------    -------
OWNER TRANSACTION EXPENSES
  Maximum Contingent Deferred Sales Load(a)
    (as a % of amount withdrawn)............................       7%          7%
  Transfer Fee..............................................  There is no transfer fee on the first 12 transfers in any Policy
                                                              Year. However, NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge..............................  Lesser of $30 per Policy or 2% of the Accumulation Value, for
SEPARATE ACCOUNT ANNUAL EXPENSES                              Policies with less than $20,000 of Accumulation Value.
  (as a % of average account value)
  Mortality and Expense Risk Fees...........................    1.25%       1.25%
  Administration Fees.......................................    0.15%       0.15%
  Total Separate Account Annual
    Expenses................................................    1.40%       1.40%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31, 1998)(b)
  Advisory Fees.............................................
  Administration Fees.......................................
  Other Expenses............................................
  Total Fund Annual Expenses................................

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                EAGLE
                                                                ASSET                        ALGER
                                                              MANAGEMENT   LORD ABBETT      AMERICAN      CALVERT     FIDELITY
                                                                GROWTH     DEVELOPING        SMALL         SOCIAL      VIP II
                                                                EQUITY       GROWTH      CAPITALIZATION   BALANCED   CONTRAFUND
                                                              ----------   -----------   --------------   --------   ----------
OWNER TRANSACTION EXPENSES
  Maximum Contingent Deferred Sales Load(a) (as a % of
    amount withdrawn).......................................       7%            7%             7%            7%          7%
  Transfer Fee..............................................  There is no transfer fee on the first 12 transfers in any Policy
                                                              Year. However, NYLIAC reserves the right to charge up to $30 for transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge..............................  Lesser of $30 per Policy or 2% of the Accumulation Value, for
                                                              Policies with less than $20,000 of Accumulation Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees...........................    1.25%         1.25%          1.25%         1.25%       1.25%
  Administration Fees.......................................    0.15%         0.15%          0.15%         0.15%       0.15%
  Total Separate Account Annual
    Expenses................................................    1.40%         1.40%          1.40%         1.40%       1.40%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31, 1998)(b)
  Advisory Fees.............................................
  Administration Fees.......................................
  Other Expenses............................................
  Total Fund Annual Expenses................................


                                                                              JANUS
                                                              FIDELITY VIP    ASPEN
                                                                EQUITY-       SERIES
                                                                 INCOME      BALANCED
                                                              ------------   --------
OWNER TRANSACTION EXPENSES
  Maximum Contingent Deferred Sales Load(a) (as a % of
    amount withdrawn).......................................        7%           7%
  Transfer Fee..............................................  There is no transfer fee on the first 12 transfers in any Policy
                                                              Year. However, NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge..............................  Lesser of $30 per Policy or 2% of the Accumulation Value, for
SEPARATE ACCOUNT ANNUAL EXPENSES                              Policies with less than $20,000 of Accumulation Value.
  (as a % of average account value)
  Mortality and Expense Risk Fees...........................     1.25%        1.25%
  Administration Fees.......................................     0.15%        0.15%
  Total Separate Account Annual
    Expenses................................................     1.40%        1.40%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31, 1998)(b)
  Advisory Fees.............................................
  Administration Fees.......................................
  Other Expenses............................................
  Total Fund Annual Expenses................................


                                                                                                            MORGAN
                                                              JANUS ASPEN                                  STANLEY
                                                                SERIES        MFS GROWTH         MFS       EMERGING   T. ROWE PRICE
                                                               WORLDWIDE     WITH INCOME      RESEARCH     MARKETS       EQUITY
                                                                GROWTH          SERIES         SERIES       EQUITY       INCOME
                                                              -----------    -----------      --------     --------   -------------
OWNER TRANSACTION EXPENSES
  Maximum Contingent Deferred Sales Load(a) (as a % of
    amount withdrawn).......................................        7%             7%              7%          7%            7%
  Transfer Fee..............................................  There is no transfer fee on the first 12 transfers in any Policy
                                                              Year. However, NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge..............................  Lesser of $30 per Policy or 2% of the Accumulation Value, for
                                                              Policies with less than $20,000 of Accumulation Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees...........................     1.25%          1.25%           1.25%       1.25%         1.25%
  Administration Fees.......................................     0.15%          0.15%           0.15%       0.15%         0.15%
  Total Separate Account Annual
    Expenses................................................     1.40%          1.40%           1.40%       1.40%         1.40%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31, 1998)(b)
  Advisory Fees.............................................
  Administration Fees.......................................
  Other Expenses............................................
  Total Fund Annual Expenses................................


                                                                VAN ECK
                                                               WORLDWIDE
                                                              HARD ASSETS
                                                              -----------
OWNER TRANSACTION EXPENSES
  Maximum Contingent Deferred Sales Load(a) (as a % of
    amount withdrawn).......................................        7%
  Transfer Fee..............................................  There is no transfer fee on the first 12 transfers in any Policy
                                                              Year. However, NYLIAC reserves the right to charge up to $30 for transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge..............................  Lesser of $30 per Policy or 2% of the Accumulation Value, for
SEPARATE ACCOUNT ANNUAL EXPENSES                              Policies with less than $20,000 of Accumulation Value.
  (as a % of average account value)
  Mortality and Expense Risk Fees...........................     1.25%
  Administration Fees.......................................     0.15%
  Total Separate Account Annual
    Expenses................................................     1.40%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31, 1998)(b)
  Advisory Fees.............................................
  Administration Fees.......................................
  Other Expenses............................................
  Total Fund Annual Expenses................................



------------

(a) The contingent deferred sales load percentage applicable to any amount withdrawn declines by 1% each Payment Year from 7% during the first three Payment Years to 4% in the sixth
     Payment Year, with no charge thereafter. Certain exceptions may apply. See "Surrender Charges" on page .
(b) The fees and charges were provided by the Fund or its agents, which are based on 1998 expenses and may reflect estimated changes. We have not verified the accuracy of the information.

     This table is to help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects charges and expenses of the Separate Account and the Funds. Charges and expenses may be higher or lower in future years. For more information on the charges reflected in this
table, see "Charges and Deductions" at page   and the Fund prospectuses which
accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct premium taxes on surrender of the policy or on the Annuity Commencement Date.


EXAMPLES(1)

     An Owner would pay the following expenses on a $1,000 investment in one of the Investment Divisions listed, assuming a 5% annual return on assets:


        1. If you surrender your policy at the end of the stated time period:



                                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                          --------   --------   --------   --------
                MainStay VP Capital Appreciation........................
                MainStay VP Cash Management.............................
                MainStay VP Convertible.................................
                MainStay VP Government..................................
                MainStay VP High Yield Corporate Bond...................
                MainStay VP International Equity........................
                MainStay VP Total Return................................
                MainStay VP Value.......................................
                MainStay VP Bond........................................
                MainStay VP Growth Equity...............................
                MainStay VP Indexed Equity..............................
                American Century Income & Growth........................
                Dreyfus Large Company Value.............................
                Eagle Asset Management Growth Equity....................
                Lord Abbett Developing Growth...........................
                Alger American Small Capitalization.....................
                Calvert Social Balanced.................................
                Fidelity VIP II Contrafund..............................
                Fidelity VIP Equity-Income..............................
                Janus Aspen Series Balanced.............................
                Janus Aspen Series Worldwide Growth.....................
                MFS Growth With Income Series...........................
                MFS Research Series.....................................
                Morgan Stanley Emerging Markets Equity..................
                T. Rowe Price Equity Income.............................
                Van Eck Worldwide Hard Assets...........................



        2. If you annuitize your policy at the end of the stated time period:



                MainStay VP Capital Appreciation........................
                MainStay VP Cash Management.............................
                MainStay VP Convertible.................................
                MainStay VP Government..................................
                MainStay VP High Yield Corporate Bond...................
                MainStay VP International Equity........................


------------

(1) For purposes of calculating these examples, the annual policy service charge has been expressed as an annual percentage of assets based on the average size of policies having an Accumulation Value of less than $20,000 on December 31, 1998. This calculation method reasonably reflects the annual policy service charges applicable to policies having an Accumulation Value of less than $20,000 but does not reflect the annual policy service charges on policies having an Accumulation Value of $20,000 or greater. This means that the fees would be slightly lower if your policy's Accumulation Value is $20,000 or greater on the Policy Anniversary or date of surrender.

                                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                          --------   --------   --------   --------
                MainStay VP Total Return................................
                MainStay VP Value.......................................
                MainStay VP Bond........................................
                MainStay VP Growth Equity...............................
                MainStay VP Indexed Equity..............................
                American Century Income & Growth........................
                Dreyfus Large Company Value.............................
                Eagle Asset Management Growth Equity....................
                Lord Abbett Developing Growth...........................
                Alger American Small Capitalization.....................
                Calvert Social Balanced.................................
                Fidelity VIP II Contrafund..............................
                Fidelity VIP Equity-Income..............................
                Janus Aspen Series Balanced.............................
                Janus Aspen Series Worldwide Growth.....................
                MFS Growth With Income Series...........................
                MFS Research Series.....................................
                Morgan Stanley Emerging Markets Equity..................
                T. Rowe Price Equity Income.............................
                Van Eck Worldwide Hard Assets...........................



        3. If you do not surrender your policy:



                MainStay VP Capital Appreciation........................
                MainStay VP Cash Management.............................
                MainStay VP Convertible.................................
                MainStay VP Government..................................
                MainStay VP High Yield Corporate Bond...................
                MainStay VP International Equity........................
                MainStay VP Total Return................................
                MainStay VP Value.......................................
                MainStay VP Bond........................................
                MainStay VP Growth Equity...............................
                MainStay VP Indexed Equity..............................
                American Century Income & Growth........................
                Dreyfus Large Company Value.............................
                Eagle Asset Management Growth Equity....................
                Lord Abbett Developing Growth...........................
                Alger American Small Capitalization.....................
                Calvert Social Balanced.................................
                Fidelity VIP II Contrafund..............................
                Fidelity VIP Equity-Income..............................
                Janus Aspen Series Balanced.............................
                Janus Aspen Series Worldwide Growth.....................
                MFS Growth With Income Series...........................
                MFS Research Series.....................................
                Morgan Stanley Emerging Markets Equity..................
                T. Rowe Price Equity Income.............................
                Van Eck Worldwide Hard Assets...........................


THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE PERFORMANCE OR EXPENSES. THE ACTUAL EXPENSES PAID OR PERFORMANCE ACHIEVED MAY BE GREATER OR LESS THAN THOSE SHOWN.

           QUESTIONS AND ANSWERS ABOUT MAINSTAY PLUS VARIABLE ANNUITY


     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT MAINSTAY PLUS VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.


1. WHAT IS MAINSTAY PLUS VARIABLE ANNUITY?


     A Mainstay Plus Variable Annuity is a Flexible Premium Deferred Variable Retirement Annuity policy issued by NYLIAC. Premium payments may be allocated to one or more of the Investment Divisions of the Separate Account, or to the Fixed Account. In addition, in states where approved, premium payments may also be allocated to one or more DCA Accounts. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited on amounts in the Fixed Account and the DCA Accounts.



2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENT?



     (a) You can allocate your premium payments to one or more of the following Allocation Alternatives:


        (i) SEPARATE ACCOUNT


             The Separate Account currently consists of thirty Investment Divisions. Twenty-six of these Investment Divisions are available under the policy. They are listed on the first page of this Prospectus. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.



        (ii) FIXED ACCOUNT



             Each premium payment, or the portion of any premium payment, allocated to the Fixed Account will reflect a guaranteed interest rate.
        (See "The Fixed Account" at page   .)



     (b) In states where approved, you can also allocate your premium payments to the DCA Program. The DCA Program consists of three DCA Accounts: a 6-month, 12-month and an 18-month account. NYLIAC will credit interest to amounts held in the DCA Accounts at rates we have set in advance. The DCA Program allows you to set up automatic dollar cost averaging from the DCA Accounts into the Investment
Divisions and/or the Fixed Account. (See "DCA Program" at page   .) Please check
with your registered representative to determine if the DCA Program has been approved in your state.



3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?



     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date. The minimum amount which may be transferred generally is $500, unless we agree otherwise. Unlimited transfers are permitted each Policy Year. We currently do not charge for transfers. However, we reserve the right to charge up to $30 for each transfer after the first twelve in a given Policy Year. (See "Transfers" at page
  .)



     You can make transfers from the Fixed Account and the DCA Accounts,
although certain restrictions may apply. (See "The Fixed Account" at page   and
"The DCA Accounts" at page   ). In addition, you can request transfers through
the Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep
options described at pages   and   of this Prospectus.



4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?



     Before the date we start making Income Payments to you, a policy service charge will be made each year on the Policy Anniversary or upon surrender of the policy if on that date the Accumulation Value is below $20,000. This charge will be the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year or on the date of surrender. In addition, all policies are subject to a daily charge for policy administration expenses equal, on an annual basis, to
 .15% of the daily net asset value of the Separate Account. (See "Other Charges"
at page   .)



     The policies are also subject to a daily charge for certain mortality and expense risks NYLIAC assumes. This charge is equal, on an annual basis, to 1.25% of the daily net asset value of the Separate Account. (See "Other Charges" at
page   .)



     We impose a Surrender Charge on certain partial withdrawals or surrenders of the policies based on the amount of premium payments made. This charge is assessed as a percentage of the amount withdrawn during the first six Payment Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first three Payment Years as follows:



                                                              SURRENDER
                        PAYMENT YEAR                           CHARGE
                        ------------                          ---------
1...........................................................     7%
2...........................................................     7%
3...........................................................     7%
4...........................................................     6%
5...........................................................     5%
6...........................................................     4%
7+..........................................................     0%



     For purposes of calculating the Surrender Charge, we treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).



     The policies allow you to make withdrawals free from Surrender Charges. In any one Policy Year, you may withdraw free of a Surrender Charge up to 10% of the Accumulation Value at the time of withdrawal ("10% Window"). In addition, for policies with total premium payments of $100,000 or more, you may withdraw free of a Surrender Charge the greater of (a) the 10% Window or (b) the Accumulation Value of the policy less the accumulated premium payments. (See
"Surrender Charges" at page   and "Exceptions to Surrender Charges" at page   .)



     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which are attached to this Prospectus.)



5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?



     Unless we permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies and $5,000 for Non-Qualified Policies. Additional premium payments of at least $500 or such lower amount as we may permit can be made at any time. You have a choice of sending premium payments directly to NYLIAC or through pre-authorized monthly deductions from banks, credit unions or similar accounts. We may agree to other methods of payment. The maximum aggregate amount of premium payments we accept is $1,000,000 without prior approval. Premium payments under Qualified Policies may not be more than the amount permitted by law for the plan.



6. HOW ARE PREMIUM PAYMENTS ALLOCATED?



     In states where approved, the initial premium payment is allocated immediately to the Investment Divisions, Fixed Account and DCA Accounts you have selected. Otherwise, except for premium payments or portions of premium payments applied to the Fixed Account and the DCA Accounts, initial premium payments are held in the MainStay VP Cash Management Division for 15 days after the policy is issued. At the end of this period, we will allocate the premium payment to the Investment Divisions you have selected. Initial premium payments allocated to the Fixed Account or the DCA Accounts are applied immediately. Please check with your registered representative to determine how the initial premium payment will be allocated under your policy.



     You may place the initial premium payment in up to ten Allocation Alternatives and the DCA Accounts inclusively. Thereafter, you may maintain the Accumulation Value in up to 18 Investment Divisions and the DCA Accounts inclusively plus the Fixed Account at any one time. (See "Automatic Asset
Reallocation" at page   .) Moreover, you may raise or lower the percentages
(which must be in whole numbers) of the premium payment placed to each Allocation Alternative at the time you make a premium payment. The minimum amount which may be placed to any one Allocation Alternative is $25, or such lower amount as we may permit. The minimum amount which may be placed to any DCA Account is $5,000. We reserve the right to limit the amount of a premium payment that may be placed to any one Allocation Alternative and/or any DCA Account and the number of Allocation Alternatives and DCA Accounts to which your Accumulation Value may be allocated.



7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?



     If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and Surrender Charges are less than $2,000, we reserve the right to terminate your policy. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?



     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is alive. Your withdrawal request must be in a form that is acceptable to us. Under most circumstances, the minimum partial withdrawal amount is $500. Withdrawals may be subject to a Surrender Charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you
are under age 59 1/2. (See "Distributions Under the Policy" at page   and
"Federal Tax Matters" at page   .)



9. HOW WILL INCOME PAYMENTS BE MADE ON THE ANNUITY COMMENCEMENT DATE?



     Income Payments will be on a fixed basis. We do not currently offer a variable income payment option. Payments under the Life Income Payment Option will be paid over the life of the Annuitant with a guarantee of 10 years of
payments, even if the Annuitant dies sooner. (See "Income Payments" at page   .)


10. WHAT IS A LIFE INCOME PAYMENT OPTION?


     On the Annuity Commencement Date, we will make periodic payments for the life of the Annuitant (or to the Annuitant and another person, the "Joint Annuitants") with a guarantee of at least 10 years of payments. Income Payments
will always be the same specified amount. (See "Income Payments" at page   .)



11. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?



     If you or the Annuitant dies before the Annuity Commencement Date, we will pay the Beneficiary under the policy an amount equal to the greater of:



        (a) the Accumulation Value, less any outstanding loan balance,



        (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and Surrender Charges previously imposed, or



        (c) the "reset value" (as described on page   of this Prospectus) plus
            any additional premium payments made since the most recent "reset date," less any outstanding loan balance, partial withdrawals and applicable Surrender Charges since the most recent "reset date."



     If the Beneficiary is the spouse of the Annuitant or Owner, see Question
12. (Also see "Death Before Annuity Commencement" at page   and "Federal Tax
Matters" at page   .)



12. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?



     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole Beneficiary (for Non-Qualified Policies, IRA, TSA or SEP only). If your spouse chooses to continue the policy, death benefit proceeds will not be paid as a consequence of your death, or the Annuitant's death.



13. CAN THE POLICY BE RETURNED AFTER IT IS DELIVERED?



     You can cancel the policy by returning it to us, or to the registered representative through whom it was purchased, within 10 days of delivery of the policy or such longer period as required under state law. In states where approved, you will receive the policy's Accumulation Value on the date we receive the policy without any deduction for premium taxes or a Surrender Charge. This amount may be more or less than your premium payments. Otherwise, you will receive from us the greater of (i) the initial premium payment less any prior partial withdrawals or (ii) the Accumulation Value on the date we receive the policy, without any deduction for premium taxes or a Surrender Charge. The provision that is applicable in your state will be set forth on your policy.


14. WHAT ABOUT VOTING RIGHTS?


     You can instruct NYLIAC how to vote shares of the Funds in which you have a
voting interest through the Separate Account. (See "Voting Rights" at page   .)


15. HOW WILL INVESTMENT PERFORMANCE OF THE SEPARATE ACCOUNT BE CALCULATED?


     YIELDS. The yield of the MainStay VP Cash Management Investment Division refers to the annualized income generated by an investment in that Investment Division over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period. The current yield is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Cash Management Investment Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven-day period ended December 31, 1998, the MainStay VP Cash Management Investment Division's yield and effective yield were
     % and      %, respectively.



     The yield of the MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Divisions refers to the annualized income generated by an investment in that Investment Division over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period. The current yield is shown as a percentage of the investment. For the 30-day period ended December 31, 1998, the annualized yields for the MainStay VP Government, MainStay VP High Yield Corporate Bond and
MainStay VP Bond Investment Divisions were      %,      % and      %,
respectively.



     The yield calculations do not reflect the effect of any Surrender Charge that may be applicable to a particular policy. To the extent that the Surrender Charge is applicable to a particular Policy, the yield of that Policy will be reduced. Past performance is no indication of future performance. For additional information regarding the yields described above, please refer to the Statement of Additional Information.



     TOTAL RETURN CALCULATIONS. The following tables present performance data for each of the Investment Divisions for periods ending December 31, 1998. The average annual total return (if surrendered) data reflect all Separate Account and Fund annual expenses shown in the Fee Table on pages and . The average annual total return (if surrendered) figures assume that the policy is surrendered at the end of the periods shown. The annual policy service charge, which is charged to Policies with an Accumulation Value of less than $20,000, is not reflected. This fee, if applicable, would reduce the rates of return. The average annual total return (no surrenders) does not reflect the deduction of any Surrender Charges. All rates of return include the reinvestment of investment income, including interest and dividends.



     Certain Portfolios existed prior to the date that they were added to an Investment Division of the Separate Account. For periods prior to an Investment Division's inception date, the performance of the Investment Division was derived from the performance of the corresponding Portfolios, modified to reflect the Separate Account and Fund annual expenses as if the Policy had been available during the periods shown. The results shown are not an estimate or guarantee of future investment performance for the Investment Divisions.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                          AVERAGE ANNUAL TOTAL RETURN
                     (FOR PERIODS ENDED DECEMBER 31, 1998)


                                                            MAINSTAY VP     MAINSTAY VP
                                                              CAPITAL          CASH        MAINSTAY VP     MAINSTAY VP
                 INVESTMENT DIVISIONS:                      APPRECIATION    MANAGEMENT     CONVERTIBLE      GOVERNMENT
                 ---------------------                      ------------    -----------    -----------     -----------
               PORTFOLIO INCEPTION DATE:                      1/29/93         1/29/93        10/1/96         1/29/93
               -------------------------
          INVESTMENT DIVISION INCEPTION DATE:                  5/1/95         5/1/95         10/1/96          5/1/95
          -----------------------------------
AVERAGE ANNUAL TOTAL RETURN (IF SURRENDERED)
1 Year..................................................
3 Year..................................................
5 Year..................................................
10 Year.................................................
Since Portfolio Inception...............................
Since Investment Division Inception.....................
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year..................................................
3 Year..................................................
5 Year..................................................
10 Year.................................................
Since Portfolio Inception...............................
Since Investment Division Inception.....................


                                                            EAGLE ASSET
                                                            MANAGEMENT     LORD ABBETT      CALVERT      ALGER AMERICAN
                                                              GROWTH       DEVELOPING       SOCIAL           SMALL
                 INVESTMENT DIVISIONS:                        EQUITY         GROWTH        BALANCED      CAPITALIZATION
                 ---------------------                      -----------    -----------     --------      --------------
               PORTFOLIO INCEPTION DATE:                      5/1/98         5/1/98         9/2/86          9/20/88
               -------------------------
          INVESTMENT DIVISION INCEPTION DATE:                 5/1/98         5/1/98         5/1/95          10/1/96
          -----------------------------------
AVERAGE ANNUAL TOTAL RETURN (IF SURRENDERED)
1 Year..................................................
3 Year..................................................
5 Year..................................................
10 Year.................................................
Since Portfolio Inception...............................
Since Investment Division Inception.....................
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year..................................................
3 Year..................................................
5 Year..................................................
10 Year.................................................
Since Portfolio Inception...............................
Since Investment Division Inception.....................

      MAINSTAY VP
      HIGH YIELD        MAINSTAY VP     MAINSTAY VP
       CORPORATE       INTERNATIONAL       TOTAL       MAINSTAY VP    MAINSTAY VP
         BOND             EQUITY          RETURN          VALUE          BOND
      -----------      -------------    -----------    -----------    -----------
        5/1/95            5/1/95          1/29/93        5/1/95         1/23/84

        5/1/95            5/1/95          5/1/95         5/1/95         5/1/95


                               AMERICAN
MAINSTAY VP    MAINSTAY VP      CENTURY
  GROWTH         INDEXED       INCOME &     DREYFUS LARGE
  EQUITY         EQUITY         GROWTH      COMPANY VALUE
-----------    -----------     --------     -------------
  1/23/84        1/29/93        5/1/98         5/1/98

  5/1/95         5/1/95         5/1/98         5/1/98



                                                       JANUS ASPEN        MFS
                                        JANUS ASPEN      SERIES         GROWTH
    FIDELITY VIP II    FIDELITY VIP       SERIES        WORLDWIDE     WITH INCOME
      CONTRAFUND       EQUITY INCOME     BALANCED        GROWTH         SERIES
    ---------------    -------------    -----------    -----------    -----------
        1/3/95            10/9/86         9/13/93        9/13/93        10/9/95

        10/1/96           10/1/96         10/1/96        10/1/96        5/1/98

                MORGAN
                STANLEY        T. ROWE
   MFS         EMERGING         PRICE        VAN ECK
RESEARCH        MARKETS        EQUITY       WORLDWIDE
 SERIES         EQUITY         INCOME      HARD ASSETS
--------       --------        -------     -----------
 7/26/95        10/1/96        10/1/96       9/1/89

 5/1/98         10/1/96        5/1/98        5/1/98

     For additional information regarding the total return calculations described above, please refer to the Statement of Additional Information.


16. ARE POLICY LOANS AVAILABLE?


     If you have purchased your Policy in connection with a tax-sheltered annuity "TSA" (Section 403(b)) Plan, you may be able to borrow some of your
Accumulation Value subject to certain conditions. (See "Loans" at page   .)


17. HOW DO I CONTACT MAINSTAY ANNUITIES OR NYLIAC?


                  GENERAL INQUIRIES AND WRITTEN   PREMIUM PAYMENTS AND LOAN
                  REQUESTS                        PAYMENTS
                  ------------------------------  ------------------------------
REGULAR MAIL      MainStay Annuities              MainStay Annuities
                  300 Berwyn Park, P.O. Box 3031  P.O. Box 8500-50880
                  Berwyn, PA 19312-0031           Philadelphia, PA 19178-8500

EXPRESS MAIL      CoreStates Bank N.A.            CoreStates Bank N.A.
                  One North Fifth Street          One North Fifth Street
                  F.C. 1-2-3-4                    F.C. 1-2-3-4
                  Philadelphia, PA 19106          Philadelphia, PA 19106
                  Attn: MainStay Annuities-50880  Attn: MainStay Annuities-50880

CUSTOMER SERVICE  (888) 695-6246
AND UNIT VALUES


                              FINANCIAL STATEMENTS


     The audited financial statements of NYLIAC (including the auditor's report) for the fiscal years ended December 31, 1998, 1997 and 1996, and of the Separate Account (including the auditor's report) for the periods ended December 31, 1998 and 1997 are included in the Statement of Additional Information.

                        CONDENSED FINANCIAL INFORMATION

     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31 presented below have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report on the related financial statements appears in the Statement of Additional Information. Values and units shown are for full year periods, except where indicated. This information should be read in conjunction with the Separate Account financial statements and notes thereto which appear in the Statement of Additional Information.


                                      MAINSTAY VP                           MAINSTAY VP                      MAINSTAY VP
                                 CAPITAL APPRECIATION                     CASH MANAGEMENT                    CONVERTIBLE
                          -----------------------------------   -----------------------------------   -------------------------
                           1998     1997     1996     1995(a)    1998     1997     1996     1995(a)    1998     1997    1996(b)
                          ------   ------   -------   -------   ------   ------   -------   -------   ------   ------   -------
Accumulation Unit value
 (beginning of
 period)................           $13.92   $11.89    $10.00             $ 1.06   $ 1.03    $ 1.00             $10.35   $10.00
Accumulation Unit value
 (end of period)........           $16.95   $13.92    $11.89             $ 1.10   $ 1.06    $ 1.03             $11.78   $10.35
Number of units
 outstanding
 (in 000s) (end of
 period)................           11,001    6,949       951             43,157   32,709    13,190              2,205    1,250

                                                                            MAINSTAY VP
                                      MAINSTAY VP                           HIGH YIELD
                                      GOVERNMENT                          CORPORATE BOND
                          -----------------------------------   -----------------------------------
                           1998     1997     1996     1995(a)    1998     1997     1996     1995(a)
                          ------   ------   -------   -------   ------   ------   -------   -------
Accumulation Unit value
 (beginning of
 period)................           $10.66   $10.57    $10.00             $12.52   $10.83    $10.00
Accumulation Unit value
 (end of period)........           $11.51   $10.66    $10.57             $13.95   $12.52    $10.83
Number of units
 outstanding
 (in 000s) (end of
 period)................            1,103      855       178             14,577    6,539       648


                                      MAINSTAY VP
                                 INTERNATIONAL EQUITY
                          -----------------------------------
                           1998     1997     1996     1995(a)
                          ------   ------   -------   -------
Accumulation Unit value
 (beginning of
 period)................           $11.88   $10.90    $10.00
Accumulation Unit value
 (end of period)........           $12.32   $11.88    $10.90
Number of units
 outstanding
 (in 000s) (end of
 period)................              932      692        67



                                     MAINSTAY VP                          MAINSTAY VP                     MAINSTAY VP
                                     TOTAL RETURN                            VALUE                            BOND
                          ----------------------------------   ----------------------------------   ------------------------
                           1998     1997     1996    1995(a)    1998     1997     1996    1995(a)    1998     1997     1996
                          ------   ------   ------   -------   ------   ------   ------   -------   ------   ------   ------
Accumulation Unit value
 (beginning of
 period)................           $12.55   $11.36   $10.00             $13.76   $11.32   $10.00             $10.64   $10.57
Accumulation Unit value
 (end of period)........           $14.58   $12.55   $11.36             $16.67   $13.76   $11.32             $11.50   $10.64
Number of units
 outstanding
 (in 000s) (end of
 period)................            7,629    5,154      665              7,236    3,377      432              1,981    1,193

                                                                                                                   AMERICAN
                                                                                                                   CENTURY
                             MAINSTAY VP            MAINSTAY VP                          MAINSTAY VP                INCOME
                               BOND                GROWTH EQUITY                        INDEXED EQUITY             & GROWTH
                             ---------   ----------------------------------   ----------------------------------   --------
                               1995(a)    1998     1997     1996    1995(a)    1998     1997     1996    1995(a)   1998(c)
                               -------   ------   ------   ------   -------   ------   ------   ------   -------   --------
Accumulation Unit value
 (beginning of
 period)................       $10.00             $14.01   $11.42   $10.00             $13.97   $11.58   $10.00
Accumulation Unit value
 (end of period)........       $10.57             $17.52   $14.01   $11.42             $18.30   $13.97   $11.58
Number of units
 outstanding
 (in 000s) (end of
 period)................          173              4,979    2,276      241              9,982    4,327      358

                          DREYFUS   EAGLE ASSET                           ALGER
                           LARGE    MANAGEMENT    LORD ABBETT           AMERICAN
                          COMPANY     GROWTH      DEVELOPING              SMALL
                           VALUE      EQUITY        GROWTH           CAPITALIZATION
                          -------   -----------   -----------   -------------------------
                          1998(c)     1998(c)       1998(c)      1998     1997    1996(b)
                          -------   -----------   -----------   ------   ------   -------
Accumulation Unit value
 (beginning of
 period)................                                                 $ 9.57   $10.00
Accumulation Unit value
 (end of period)........                                                 $10.51   $ 9.57
Number of units
 outstanding
 (in 000s) (end of
 period)................                                                  1,060      125



                                                                                                                       JANUS
                                       CALVERT                      FIDELITY VIP II              FIDELITY VIP          ASPEN SERIES
                                   SOCIAL BALANCED                    CONTRAFUND                 EQUITY-INCOME         BALANCED
                          ----------------------------------   -------------------------   -------------------------   ------
                           1998     1997     1996    1995(a)    1998     1997    1996(b)    1998     1997    1996(b)    1998
                          ------   ------   ------   -------   ------   ------   -------   ------   ------   -------   ------
Accumulation Unit value
 (beginning of
 period)................           $12.46   $11.22   $10.00             $10.63   $10.00             $10.45   $10.00
Accumulation Unit value
 (end of period)........           $14.76   $12.46   $11.22             $13.01   $10.63             $13.20   $10.45
Number of units
 outstanding
 (in 000s) (end of
 period)................              282      123       17              3,079      241              2,267      149


                               JANUS                  JANUS             MFS GROWTH       MFS           MORGAN STANLEY
                          ASPEN SERIES             ASPEN SERIES         WITH INCOME    RESEARCH       EMERGING MARKETS
                            BALANCED             WORLDWIDE GROWTH         SERIES        SERIES             EQUITY
                          ----------------   -------------------------   -----------   --------   -------------------------
                           1997    1996(b)    1998     1997    1996(b)     1998(c)     1998(c)     1998     1997    1996(b)
                          ------   -------   ------   ------   -------   -----------   --------   ------   ------   -------
Accumulation Unit value
 (beginning of
 period)................  $10.24   $10.00             $10.36   $10.00                                      $10.00   $10.00
Accumulation Unit value
 (end of period)........  $12.32   $10.24             $12.48   $10.36                                      $ 9.89   $10.00
Number of units
 outstanding
 (in 000s) (end of
 period)................   2,043      125              4,392      269                                         827       80


                                             VAN ECK
                          T. ROWE PRICE     WORLDWIDE
                          EQUITY INCOME    HARD ASSETS
                          -------------   --------------
                             1998(c)         1998(c)
                          -------------   --------------
Accumulation Unit value
 (beginning of
 period)................
Accumulation Unit value
 (end of period)........
Number of units
 outstanding
 (in 000s) (end of
 period)................


------------
(a) For the period May 1, 1995 (commencement of operations) through December 31, 1995.
(b) For the period October 1, 1996 (commencement of operations) through December 31, 1996.

(c) For the period May 1, 1998 (commencement of operations) through December 31, 1998.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies described in this Prospectus, NYLIAC offers other life insurance policies and annuities.



     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company doing business in New York
since 1845. NYLIAC held assets of $     billion at the end of 1998. New York
Life has invested in NYLIAC, and will, in order to maintain capital and surplus in accordance with state requirements, occasionally make additional contributions to NYLIAC.



     Year 2000 Readiness-The computer systems we use to process all policy transactions and valuations need to be modified to accommodate the changeover to Year 2000. These modifications are necessary for us to be able to continue to administer the policies in Year 2000 and later. As is the case with most systems projects, risks and uncertainties exist, and a project could be delayed. We are, however, working to make these systems modifications, and we expect that the necessary changes will be completed on time and in a way that will not result in disruption to our policy servicing operations.


     THE SEPARATE ACCOUNT


     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. This registration does not signify that the Securities and Exchange Commission supervises the management, or the investment practices or policies, of the Separate Account.



     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from our other assets. The Separate Account's assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Fixed Account, the DCA Accounts and any other separate account of NYLIAC.



     The Separate Account currently has 30 Investment Divisions, 26 of which are available under the policies. Premium payments are invested solely in the corresponding Eligible Portfolios of the relevant Fund.


     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

     THERE IS NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.


     The Funds' shares are also available to certain separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, shares of all other Funds may also be available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although we do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding please refer to the relevant Fund prospectus.



     We provide certain services to you in connection with the investment of premium payments in the Investment Divisions, which, in turn, invest in the Eligible Portfolios. These services include, among others, providing information about the Eligible Portfolios. We receive a service fee from the investment advisers or other service providers of some of the Funds in return for providing services of this type. Currently, we receive service fees at annual rates ranging from .10% to .21% of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
FUND                                INVESTMENT ADVISERS                 ELIGIBLE PORTFOLIOS
MainStay VP Series Fund, Inc.       MacKay-Shields Financial            MainStay VP Capital Appreciation; MainStay VP
                                    Corporation                         Cash Management; MainStay VP Convertible;
                                                                        MainStay VP Government; MainStay VP High Yield
                                                                        Corporate Bond; MainStay VP International Equity;
                                                                        MainStay VP Total Return; MainStay VP Value
----------------------------------------------------------------------------------------------------------------------------
MainStay VP Series Fund, Inc.       Monitor Capital Advisors, Inc.      MainStay VP Indexed Equity
----------------------------------------------------------------------------------------------------------------------------
MainStay VP Series Fund, Inc.       New York Life Insurance Company     MainStay VP Bond; MainStay VP Growth Equity;
                                                                        MainStay VP American Century Income & Growth;
                                                                        MainStay VP Dreyfus Large Company Value;
                                                                        MainStay VP Eagle Asset Management Growth
                                                                        Equity; MainStay VP Lord Abbett Developing Growth
----------------------------------------------------------------------------------------------------------------------------
The Alger American Fund             Fred Alger Management, Inc.         Alger American Small
                                                                          Capitalization
----------------------------------------------------------------------------------------------------------------------------
Calvert Variable Series, Inc.       Calvert Asset Management Company    Calvert Social Balanced
----------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance         Fidelity Management and Research    Fidelity VIP II Contrafund
Products Fund II                    Company
----------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance         Fidelity Management and Research    Fidelity VIP Equity-Income
Products Fund                       Company
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series                  Janus Capital Corporation           Janus Aspen Series Balanced;
                                                                        Janus Aspen Series Worldwide Growth
----------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust        Massachusetts Financial Services    MFS Growth With Income Series;
                                    Company                             MFS Research Series
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Universal Funds,     Morgan Stanley Asset Management     Morgan Stanley Emerging Markets
Inc.                                Inc.                                  Equity
----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc.   T. Rowe Price Associates, Inc.      T. Rowe Price Equity Income
----------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust   Van Eck Associates Corporation      Van Eck Worldwide Hard Assets
----------------------------------------------------------------------------------------------------------------------------

Please refer to the attached prospectuses of the respective Funds for a complete description of the Funds, the investment advisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of Premium Payments to an Investment Division corresponding to a particular Eligible Portfolio.

     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS


     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if we believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, substitutions of shares attributable to your interest in an Investment Division will not be made until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policy owners.



     New Investment Divisions may be established when, in the sole discretion of NYLIAC, marketing, tax, investment or other conditions so warrant. Any new Investment Divisions will be made available to existing policy owners on a basis NYLIAC determines. NYLIAC may also eliminate one or more Investment Divisions, if, in its sole discretion, marketing, tax, investment or other conditions warrant.



     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. If deemed to be in the best interests of persons having voting rights, the Separate Account may be operated as a management company under the Investment Company Act of 1940, may be deregistered under such Act in the event such registration is no longer required, or may be combined with one or more other separate accounts.


     REINVESTMENT

     All dividends and capital gain distributions from Eligible Portfolios are automatically reinvested in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     PURPOSE OF POLICIES


     The Policies described in this Prospectus are primarily designed to establish retirement benefits for two types of purchasers.


     The first type of purchaser is one who is eligible to participate in, and purchases a Policy for use with, any one of the following:

     (1) annuity plans qualified under Section 403(a) of the Internal Revenue Code (the "Code");


     (2) annuity purchase plans adopted by certain private tax exempt organizations and certain state supported educational institutions under Section 403(b) of the Code;



     (3) individual retirement annuities ("IRAs") meeting the relevant requirements of Sections 408 or 408A of the Code; or



     (4) deferred compensation plans for state and local governments (and certain other entities) under Section 457 of the Code.



Policies purchased by these individuals for use with these plans are referred to
as "Qualified Policies." (See "Federal Tax Matters" at page   .)


     The second type of purchaser is one, other than those described above, who purchases a Policy to provide supplemental retirement income. Policies purchased by these individuals are referred to as "Non-Qualified Policies."


     The Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select and the interest credited on the Fixed Accumulation Value and, in states where approved, the DCA Program Accumulation Value. NYLIAC does not guarantee the investment performance of the Separate Account or of the Funds. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. There is no assurance that the investment objectives will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations of the shares of the Funds.


     TYPES OF POLICIES


     The policies are only offered on the lives of individual Annuitants. Only Flexible Premium Policies are available, which means additional Premium Payments can be made. They may be either Qualified Policies or Non-Qualified Policies.


     ISSUING THE POLICY AND PREMIUM PAYMENTS


     You can purchase a policy by completing an application with a registered representative. The application will be sent along with your initial premium payment to NYLIAC. In addition, in states where permitted, you can also instruct a broker-dealer with whom NYLIAC has entered into an agreement to forward the initial premium payment along with a Policy Request to us. If the application or Policy Request supplied by a broker-dealer is complete and accurate, the initial premium payment will be credited within two Business Days after receipt. If the initial premium payment cannot be credited within five Business Days after we receive it because the application or Policy Request is incomplete or inaccurate, we will contact you or the broker-dealer providing the application or Policy Request and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled, we will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment.



     If your policy was issued based on a Policy Request, you will be required to provide to NYLIAC either a signed acknowledgement of the information contained in the Policy Request in a form acceptable to NYLIAC, or, where required by applicable state law or regulation, a signed application form. From the time NYLIAC issues the policy until we receive the signed acknowledgement or application, the Beneficiary under the policy will be the policy owner (or the estate). Also policy transactions may not be made unless the Beneficiary designation or transaction request is signature-guaranteed. Upon receipt of the signed acknowledgement or application form, the Beneficiary will be specified under the policy and we will process transactions requested with respect to the policy without requiring a signature guarantee.



     Initial premium payments allocated to the Fixed Account or the DCA Accounts will be allocated immediately. In states where approved, we will also allocate the initial premium payments designated to the Investment Divisions immediately. Otherwise, the initial premium payments designated to Investment Divisions will be allocated to the MainStay VP Cash Management Investment Division until 15 days after the policy is issued. At the end of this period, we will allocate the premium payments in accordance with your instructions. Please check with your registered representative to determine how the initial premium payment will be allocated under your policy.



     Initial premium payments may be allocated in up to ten Allocation Alternatives and the DCA Accounts inclusively. Thereafter, you may maintain the Accumulation Value in up to 18 Investment Divisions and the DCA Accounts inclusively plus the Fixed Account at any one time. Subsequent premium payments will be credited to the policy at the close of the Business Day on which they are received at MainStay Annuities--Client Services. Moreover, the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative may be increased or decreased at the time a premium payment is made. However, any change to the policy's allocations may not result in the Accumulation Value being allocated to more than 18 Investment Divisions and the DCA Accounts inclusively plus the Fixed Account.



     Unless we permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies and $5,000 for Non-Qualified Policies. Additional premium payments of at least $500 or such lower amount as we may permit can be made at any time or by any method NYLIAC makes available. For residents of the states of Maryland, New Jersey and Washington, however, additional premium payments may only be made until either the Annuitant reaches age 64 or the fourth Policy Year, whichever is later. The currently available methods of payment are direct payments to NYLIAC, pre-authorized monthly deductions from bank, credit union or similar accounts and any other method agreed to by us. Additional premium payments may be made at any time before the Annuity Commencement Date and while the Annuitant and the policy owner are living. The maximum aggregate amount of premium payments we accept is $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment.



     For Qualified Policies, the premium payments made in any Policy Year may not be more than the amount permitted by the plan or by law for the plan indicated for the Policy.



     ISSUE AGES



     Non-Qualified Policies can be issued if both you and the Annuitant are not older than age 85 (age 78 in Pennsylvania and age 80 in New York). We will accept additional premium payments until either you or the Annuitant reaches the age of 85, unless we agree otherwise. For IRA, TSA and SEP plans, you must also be the Annuitant. Qualified Policies can be issued if the Owner/Annuitant is between the ages of 18 and 80. We will accept additional premium payments until the Owner/Annuitant reaches the age of 80, unless otherwise limited by the terms of a particular plan or unless we agree otherwise.


     TRANSFERS


     Amounts may be transferred between Investment Divisions of the Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date. Transfers may not be made into the DCA Accounts. Transfers made from the DCA Accounts (where available) to the Investment Divisions are subject to
different limitations (See "The DCA Program -- DCA Accounts" at page   .) Except
in connection with transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation or Interest Sweep options, and the DCA Program, the minimum amount that may be transferred from one Investment Division to other Investment Divisions or to the Fixed Account, is $500. Except for the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, and the DCA Program (where available), if the value of the remaining Accumulation Units in an Investment Division or Fixed Account would be less than $500 after a transfer is made, the entire value will be transferred unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.


     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep
options and the DCA Program (where available) will not count as a transfer toward the twelve transfer limit. Transfers may be made from the Fixed Account to the Investment Divisions in connection with the Interest Sweep option and in
certain other situations. (See "The Fixed Account" at page   .)



     Transfer requests must be in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "Procedures for Telephone Transactions" below.) Transfers from Investment Divisions will be made based on the Accumulation Unit values at the end of the Business Day on which we
receive the transfer request. (See "Delay of Payments" at page   .)


     PROCEDURES FOR TELEPHONE TRANSACTIONS


     You may authorize us to accept telephone instructions from you or other persons you designate for the following types of transactions: premium allocations, transfers among Allocation Alternatives and/or the DCA Program, partial withdrawals, periodic partial withdrawals, Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep. You can elect this feature by completing and signing a Telephone Authorization form. Telephone Authorization may be elected, changed, or canceled at any time.



     You, or other persons you designate, may effect telephone transactions in two ways: by speaking with a service representative or through access to an electronic service known as an Interactive Voice Response system (IVR). A Personal Identification Number (PIN) will be assigned to all individuals authorized to effect telephone transactions. The caller will be required to provide the PIN before any transactions will be allowed. Furthermore, we will confirm all telephone transactions in writing.


     NYLIAC is not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures. Telephone transfer requests must be received no later than 4:00 p.m. Eastern Time in order to assure same day processing. Requests received after 4:00 p.m. Eastern Time will be processed on the next Business Day.

     DOLLAR COST AVERAGING


     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since the same dollar amount is transferred to an Investment Division with each transfer, more units are purchased in an Investment Division if the value per unit is low and fewer units are purchased if the value per unit is high. Therefore, a lower than average cost per unit will be achieved if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, more units are sold in an Investment Division if the value per unit is low and fewer units are sold if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. In states where approved, NYLIAC will also offer a DCA Program under which you may utilize the 6-month, 12-month or 18-month DCA
Accounts. (See "DCA Program -- DCA Accounts" at page   .) Transfers under dollar
cost averaging are not included as part of your 12 free transfers each Policy Year.



     (a) Traditional Dollar Cost Averaging



     This option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. You will specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). Transfers are not available from the Fixed Account, but these transfers may be made into the Fixed Account. Each transfer from an Investment Division must be at least $100. The minimum Accumulation Value required to elect this option is $5,000. The minimum transfer amount and minimum Accumulation Value may be reduced at NYLIAC's discretion.



     NYLIAC will make all dollar cost averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You may specify any day of the month. In order to process a transfer under our traditional Dollar Cost Averaging option, NYLIAC must have received a request in writing or by telephone (see "Procedures for Telephone Transactions" at page ) no later than one week prior to the date the transfers are to begin.



     You may cancel the traditional Dollar Cost Averaging option at any time in a written request or by telephone (see "Procedures for Telephone Transactions"
at page   ). NYLIAC may also cancel this option if the Accumulation Value is less than $5,000, or such lower amount as we may determine. The traditional Dollar Cost Averaging option may not be elected if you have selected the Automatic Asset Reallocation option.

     (b) The DCA Program



     THE DCA PROGRAM IS AVAILABLE ONLY IN STATES WHERE APPROVED. This program permits you to set up automatic dollar cost averaging using the 6-month, 12-month and/or 18-month DCA Account when an initial premium payment or a subsequent premium payment is made. You can request the DCA Program in addition to the traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options.



     You can enroll in the DCA Program by allocating at least $5,000 to one or more DCA Accounts and specifying the Investment Divisions into which transfers from the DCA Accounts are to be made. However, you may not select a DCA Account with a duration which would extend beyond the Annuity Commencement Date. Amounts in the DCA Accounts will be transferred to the Investment Divisions in 6 monthly transfers if the 6-month DCA Account is selected, in 12 monthly or 4 quarterly transfers if the 12-month DCA Account is selected or in 18 monthly or 6 quarterly transfers if the 18-month DCA Account is selected. For monthly transfers, dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) each subsequent month for the duration of the DCA Account. For quarterly transfers, dollar cost averaging will begin three months from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) every subsequent three month period for the duration of the DCA Account. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly or quarterly transfers and the remaining value in a DCA Account. For example, the amount of the first monthly transfer out of a 6-month DCA Account will equal 1/6 of the value of the DCA Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Account on the date of each transfer.



     You may have a 6-month, a 12-month, and an 18-month DCA Account open simultaneously in accordance with established procedures. However, you may not have more than one DCA Account with the same duration open at the same time. Accordingly, any subsequent premium payment we receive for a duration that is already open will be allocated to that same DCA Account already opened. The entire value of the DCA Account will be completely transferred to the Investment Divisions within the duration specified. For example, if an initial premium payment is allocated to the 12-month DCA Account under which the 12-month term will end on December 31, 1999 and you make a subsequent premium payment to the 12-month DCA Account before December 31, 1999, the subsequent premium payment will be allocated to the same 12-month DCA Account already opened and the entire value of the 12-month DCA Account will be transferred to the Investment Divisions by December 31, 1999 even though a portion of the money was not in that DCA Account for the entire 12-month period.



     Partial withdrawals and transfers (in addition to the automatic transfers described above) can be made from the DCA Accounts. Partial withdrawals and transfers will be made first from the DCA Program Accumulation Value attributed to the initial premium payment and then from the DCA Program Accumulation Value attributed to subsequent allocations in the order received.



     Transfers can not be made into the DCA Accounts from any Allocation Alternative.


     AUTOMATIC ASSET REALLOCATION


     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Division's investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. The minimum Variable Accumulation Value required to elect this option is $5,000. There is no minimum amount which you must allocate among the Investment Divisions under this option.



     You can cancel the Automatic Asset Reallocation option at any time in a written request or by telephone (see "Procedures for Telephone Transactions" at
page   ). NYLIAC may also cancel this option if the Accumulation Value is less than $5,000, or such a lower amount as we may determine. The Automatic Asset Reallocation option may not be elected if you have selected the traditional Dollar Cost Averaging option.

     INTEREST SWEEP


     You can request, prior to the Annuity Commencement Date, that the interest earned on monies allocated to the Fixed Account be transferred from the Fixed Account to any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers. The minimum Fixed Accumulation Value required to elect this option is $5,000, but this amount may be reduced at our discretion. NYLIAC will make all Interest Sweep transfers on the day of each calendar month you have specified or on the next Business Day.



     The Interest Sweep option may be requested in addition to either traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Program. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Program, the Interest Sweep transfer will be processed first.



     YOU MAY NOT TRANSFER MORE THAN 20% of the Fixed Accumulation Value at the beginning of the Policy Year from the Fixed Account to the Investment Divisions during a Policy Year. (See "The Fixed Account--Transfers to Investment
Divisions" at page   .) If an Interest Sweep option transfer would cause more
than 20% of the Fixed Accumulation Value at the beginning of the Policy Year to be transferred from the Fixed Account, we will not process the transfer and the Interest Sweep option will be automatically suspended. Participation in the Interest Sweep option will not affect the applicability of the Fixed Account
Initial Premium Guarantee described on page   .



     You can cancel the Interest Sweep option at any time in a written request
or by telephone (see "Procedures for Telephone Transactions" at page   ). We may
also cancel this option if the Fixed Accumulation Value is less than $5,000, or such a lower amount as we may determine.


     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments


     You can allocate a portion of each premium payment to one or more Investment Divisions or the Fixed Account. The minimum amount that may be allocated to any one Investment Division or the Fixed Account is $25 (or such lower amount as we may permit). In states where approved, you may also allocate all or a portion of each premium payment to one or more DCA Accounts. The minimum amount that may be allocated to a DCA Account is $5,000. (See "DCA
Program--DCA Accounts" at page   .) In states where approved, we will allocate
the initial premium payment to the Investment Divisions you have specified immediately. Otherwise, the initial premium payment, except any initial premium payment allocated to the Fixed Account or the DCA Accounts, will be placed in the MainStay VP Cash Management Investment Division until 15 days after the policy is issued. Please check with your registered representative to determine how the initial premium payment will be allocated under your policy. All additional premium payments to the Investment Divisions and/or the Fixed Accounts will be allocated as requested. All additional premium payments to the DCA Program will be allocated based on instructions from you at the time the additional premium payment is made.



     That portion of each premium payment allocated to an Investment Division is credited to the policy in the form of Accumulation Units. The number of Accumulation Units credited to a policy is determined by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division on the day we are making this calculation. The value of an Accumulation Unit will vary depending on the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units credited to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "The Fixed Account" at
page   for a description of interest credited thereto.)


     (b) Valuation of Accumulation Units


     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how the Accumulation Units are valued.


     THIRD PARTY INVESTMENT ADVISORY ARRANGEMENTS


     In some cases, the policy may be sold to policy owners who independently utilize the services of a third party advisor offering asset allocation and/or market timing services. NYLIAC may honor transfer and withdrawal instructions from such asset allocation and market timing services if it has received authorization to do so from the policy owner participating in the service. We do not endorse, approve or recommend such services in any way and you should be aware that fees paid for such services are separate from and in addition to fees paid under the policy.

     Because the amounts associated with some of these transactions may be unusually large, the investment advisers for the Eligible Portfolios may have difficulty processing the transactions. Accordingly, NYLIAC reserves the right to not accept transfer instructions which are submitted by asset allocation and/or market timing services on behalf of policy owners. In addition, execution of such transactions may possibly adversely affect the Variable Accumulation Values of policy owners who are not utilizing asset allocation or market timing services.



     POLICY OWNER INQUIRIES



     Your inquiries should be addressed to MainStay Annuities. (See page   ).


                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES


     Since no deduction for a sales charge is made from premium payments, a Surrender Charge is imposed on certain partial withdrawals and surrenders of the Policies. The Surrender Charge is based on your premium payments and is not assessed on any earnings. The Surrender Charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. The Surrender Charge is measured as a percentage of the amount withdrawn or surrendered. The Surrender Charge may apply to amounts applied under certain Income Payment options.



     If you surrender your policy, the Surrender Charge is deducted from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take Surrender Charges either from the remaining value of the Allocation Alternatives and/or the DCA Accounts from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative and/or the DCA Accounts is less than the necessary Surrender Charge, the remainder of the charge will be deducted from the amount withdrawn from that Allocation Alternative and/or the DCA Accounts.



     The maximum Surrender Charge will be 7% of the amount withdrawn. The percentage of the Surrender Charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable Surrender Charge, premium payments will be deemed to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the Surrender Charge for amounts withdrawn or surrendered during the first three Payment Years following the premium payment to which such withdrawal or surrender is attributable is 7% of the amount withdrawn or surrendered. This charge then declines by 1% per year for each additional Payment Year, until the sixth Payment Year, after which no charge is made, as shown in the following chart:


     AMOUNT OF SURRENDER CHARGE


                                                              SURRENDER
                                                               CHARGE
                                                               --------
1...........................................................     7%
2...........................................................     7%
3...........................................................     7%
4...........................................................     6%
5...........................................................     5%
6...........................................................     4%
7+..........................................................     0%



     EXCEPTIONS TO SURRENDER CHARGES



     We will not assess a Surrender Charge:



          (a) on amounts you withdraw in any one Policy Year which do not exceed 10% of the Accumulation Value at the time of surrender or withdrawal ("10% Window");



          (b) on amounts you withdraw in any Policy Year which are less than or equal to the greater of (i) the 10% Window or (ii) the Accumulation Value less accumulated premium payments, for policies with total premium payments of $100,000 or more;



          (c) if NYLIAC cancels the policy;

          (d) when proceeds are paid upon the death of the policy owner or the Annuitant;



          (e) when an Income Payment Option is selected in any Policy Year after the first Policy Year;



          (f) when a required minimum distribution is made under a Qualified Policy (this amount will, however, count against the first exception described above);



          (g) on withdrawals at age 59 1/2 or older if the policy is tax-qualified and if the money withdrawn from the policy is transferred or rolled over to a NYLIAC annuity policy; and



          (h) on withdrawals made under the Living Needs Benefit Rider or Unemployment Benefit Rider.



     OTHER CHARGES



     (a) Mortality and Expense Risk Charges



     Prior to the Annuity Commencement Date, NYLIAC imposes risk charges to compensate it for bearing certain mortality and expense risks under the policies. These risks include our obligation to make Income Payments to each policy owner regardless of how long the Annuitant lives (which may be longer than his or her anticipated life expectancy) and our obligation to guarantee a minimum death benefit. In addition, we assume the risk that the charges for providing policy administration services to policy owners may not be sufficient to cover the actual costs we incur.



     For assuming these risks, NYLIAC makes a daily charge equal to a percentage of the value of the net assets in the Separate Account. This charge is equal, on an annual basis, to 1.25% of the average daily net asset values. If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. If the charges are more than sufficient, any excess will be added to our general funds. We guarantee that these charges will not increase.



     (b) Administration Fee



     Prior to the Annuity Commencement Date, we also impose an administration fee to cover the cost of providing policy administration services. This charge is equal, on an annual basis, to .15% of the average daily net asset value of the Separate Account.



     (c) Policy Service Charge



     An annual policy service charge is deducted each Policy Year on the Policy Anniversary or upon surrender of the policy if on the Policy Anniversary or date of surrender the Accumulation Value is less than $20,000. This charge is the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year or on the date of surrender, whichever is applicable. The annual policy service charge is deducted from each Allocation Alternative and each DCA Account (where available) in proportion to its percentage of the Accumulation Value on the Policy Anniversary. This charge covers the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.



     (d) Fund Charges



     The value of the assets of the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus.



     GROUP AND SPONSORED ARRANGEMENTS



     For certain group or sponsored arrangements, we may reduce the Surrender Charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell policies to its employees or retirees on an individual basis.



     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to our rules in effect when a request for a policy is approved. We may change these rules from time to time. Any variation in the Surrender Charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.


     TAXES


     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.



     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. At present, these taxes are not significant. If they increase, however, NYLIAC may make charges for such taxes.



     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the
reserves under the policies. (See "Federal Tax Matters" at page   .) Based upon
these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.


                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS


     You can make a partial withdrawal, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living, by sending a written request to MainStay Annuities. In addition, partial withdrawals and periodic partial withdrawals may be requested by
telephone. (See "Procedures for Telephone Transactions" at page   .) The amount
available for withdrawal is the Accumulation Value at the end of the Business Day during which we receive the written or telephonic surrender or withdrawal request, less any outstanding loan balance, Surrender Charges, premium taxes which we may deduct, and policy service charge, if applicable. If you have not provided us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. All surrenders or withdrawals will be paid within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in
certain circumstances. (See "Delay of Payments" at page   .)



     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a Surrender Charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.



     Surrenders and withdrawals may be taxable transactions, and the Internal Revenue Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "Federal Tax Matters--Taxation of Annuities in
General" at pages   and   .)


     (a) Surrenders


     A Surrender Charge and any state premium tax, if applicable, less any outstanding loan balance, and less the charge for Policy administration expenses, if applicable, may be deducted from the amount paid. The proceeds will be paid in a lump sum to you unless you elect a different Income Payment method.
(See "Income Payments" at page   .) Surrenders may be taxable transactions and
the 10% penalty tax provisions may be applicable. (See "Federal Tax
Matters--Taxation of Annuities in General" at pages   and   .)


     (b) Partial Withdrawals


     The minimum amount that can be withdrawn is $500, unless we agree otherwise. The amount will be withdrawn from the Allocation Alternatives and/or the DCA Accounts (where available) in accordance with your request. If the Owner does not specify how to allocate a partial withdrawal among the Allocation Alternatives and/or the DCA Accounts (where available), we will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See
"Federal Tax Matters--Taxation of Annuities in General" at pages   and   .)



     If the requested partial withdrawal is greater than the value in any of the Allocation Alternatives and/or the DCA Accounts from which the partial withdrawal is being made, we will pay the entire value of that Allocation Alternative and/or the DCA Accounts, less any Surrender Charge that may apply, to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000.


     (c) Periodic Partial Withdrawals


     You may elect to receive regularly scheduled partial withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day. You must specify the Investment Divisions and/or the Fixed Account from which the periodic partial withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as we may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities
in General" at pages   and   .) If you do not specify otherwise, we will
withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Account. Periodic partial withdrawals may not be made from the DCA Accounts.



     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, there must be at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless we agree otherwise. This option will void
the Fixed Account Initial Premium Guarantee, described at page   .


     (d) Hardship Withdrawals


     Under certain Qualified Policies, the Plan Administrator may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The Surrender Charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.


     REQUIRED MINIMUM DISTRIBUTION


     For IRAs and IRA SEPs, the policy owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policy owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs last.


     CANCELLATIONS


     If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and Surrender Charges are less than $2,000, we reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.


     ANNUITY COMMENCEMENT DATE


     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. You may change the Annuity Commencement Date to an earlier date by providing written notice to NYLIAC. You may defer the Annuity Commencement Date to a later date if we agree to it, provided that we receive a written notice of the request at least one month before the last selected Annuity Commencement Date. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.


     DEATH BEFORE ANNUITY COMMENCEMENT


     If you or the Annuitant dies prior to the Annuity Commencement Date, an amount will be paid as proceeds to the designated Beneficiary, as of the date proof of death and all requirements necessary to make the payment are received. That amount will be the greater of:


     (a) the Accumulation Value, less any outstanding loan balance,

     (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and Surrender Charges on those partial withdrawals or,



     (c) the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary," less any outstanding loan balance, partial withdrawals made since the most recent Reset Anniversary and any Surrender Charges applicable to such partial withdrawals.



     In states where approved, the reset value, with respect to any policy, is recalculated every year (six years in Texas) from the date of the initial premium payment ("Reset Anniversary") until you or the Annuitant reaches age 85. For all other policies, the reset value is calculated every three years from the date of the initial premium payment until you or the Annuitant reaches age 85. The reset value is calculated on the Reset Anniversary and is based on a comparison between (a) the current Reset Anniversary's Accumulation Value, and
(b) the prior Reset Anniversary's value, plus any premiums since the prior Reset Anniversary date, less any partial withdrawals and Surrender Charges on those partial withdrawals since the last Reset Anniversary date. The greater of the compared values will be the new reset value.



     The formula guarantees that the amount paid will at least equal the sum of all Premium Payments (less any outstanding loan balance, partial withdrawals and Surrender Charges on such partial withdrawals), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative and the DCA Account in which the policy is invested as of the date proof of death and all requirements necessary to make the payment to that Beneficiary is received. Please consult with your registered representative regarding the reset value that is available under your particular Policy.



     Payments will be made in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives us the information that we need. If such an election is properly made, all or part of these proceeds will be:



          (i) applied under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policy owner and Annuitant; or



          (ii) applied under another Income Payment option we may offer at the time. Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policy owner's death (as determined for federal tax purposes), and must begin within one year after the policy owner's death. (See "Income Payments" below.)



     If your spouse is the Beneficiary, the proceeds can be paid to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as the new policy owner and, if you were the Annuitant, as the Annuitant. If a policy is jointly owned, ownership rights and privileges under the Policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "Federal Tax
Matters--Taxation of Annuities in General" at pages   and   .)


     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.


     Any distribution or application of Policy proceeds will be made within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, subject to postponement in certain
circumstances. (See "Delay of Payments" at page   .)


     INCOME PAYMENTS

     (a) Election of Income Payment Options


     Income Payments will be made under the Life Income Payment Option or under such other option we may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. At any time before the Annuity Commencement Date, you may change the Income Payment option or request any other method of payment we agree to. If the Life Income Payment Option is chosen, proof of birth date may be required before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. Payments under the Life Income Payment Option will always be in the same specified amount and will be paid over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment Options.


     Under Income Payment Options involving life income, the Payee may not receive Income Payments equal to the total Premium Payments if the Annuitant dies before the actuarially predicted date of death. Income Payment Options involving life income are based on annuity tables that vary on the basis of sex, unless the Policy was issued under an employer sponsored plan or in a state which requires unisex rates.


     (b) Other Methods of Payment


     If NYLIAC agrees, you (or the Beneficiary upon the death of you or the Annuitant prior to the Annuity Commencement Date) may choose to have Income Payments made under some other method of payment or in a lump sum.


     (c) Proof of Survivorship


     Satisfactory proof of survival may also be required, from time to time before any Income Payments or other benefits will be paid. The proof will be requested at least 30 days prior to the next scheduled payment date.


     DELAY OF PAYMENTS


     Payment of any amounts due from the Separate Account under the policy will occur within seven days of the date NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request unless:



          1. The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, or trading on the NYSE is otherwise restricted;


          2. An emergency exists as defined by the Securities and Exchange Commission;

          3. The Securities and Exchange Commission permits a delay for the protection of security holders; or

          4. The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

     For the same reasons, transfers from the Separate Account to the Fixed Account may be delayed.


     Payments of any amount due from the Fixed Account and/or the DCA Program may also be delayed. When permitted by law, we may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or the DCA Program. Interest of at least 3.5% per year will be paid on any partial withdrawal or full surrender request deferred for 30 days or more.


     DESIGNATION OF BENEFICIARY


     You may name, in a written form acceptable to us, one or more Beneficiaries. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice in a form acceptable to NYLIAC. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policy owner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policy owner's estate.



     For policies issued through a Policy Request, the Beneficiary will be the policy owner or his/her estate until the Beneficiary is designated as described
under "Issuing the Policy and Premium Payments" at page   .


     RESTRICTIONS UNDER INTERNAL REVENUE CODE SECTION 403(b)(11)


     Distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or after separation from service), it may still be subject to a 10% additional income tax as a premature distribution. To the extent that these limitations on distributions conflict with the redeemability provisions of the Investment Company Act of 1940, NYLIAC relies upon a November 28, 1988 letter for exemptive relief.


     Under the terms of your plan, you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS


     Loans are available only if you have purchased your policy in connection with a 403(b) plan. Under your 403(b) policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless we agree otherwise, only one loan may be outstanding at a time. A minimum Accumulation Value of $5,000 must remain in the policy. The minimum loan amount is $500. The maximum loan that may be taken is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan or (b) $50,000. A loan processing fee of $25 will be withdrawn from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125% (110% in New York) of the loan amount, sufficient Accumulation Value will be transferred from the Investment Divisions on a pro rata basis so that the Fixed Accumulation Value equals 125% (110% in New York) of the loan amount. While a loan is outstanding no partial withdrawals or transfers may be made which would reduce the Fixed Accumulation Value to an amount less than 125% (110% in New York) of the outstanding loan balance.



     For plans not subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), the interest rate paid by the policy owner of the loan will equal 5%. The assets being held in the Fixed Account to secure the loan will be credited with the minimum guaranteed interest rate of 3%. For plans subject to ERISA, the interest charged on the loan will be applied at the then current Prime Rate plus 1%. The money being held in the Fixed Account to secure the loan will be credited with a rate of interest that is the Prime Rate less 1%, but will always be at least equal to the minimum guaranteed interest rate of 3%. For all plans, interest will be assessed in arrears as part of the periodic loan repayments.



     The loan must be repaid on a periodic basis at a frequency not less frequently than quarterly and over a period no greater than five years from the date it is taken. If a loan repayment is in default we will withdraw the amount in default from the Fixed Accumulation Value to the extent permitted by Federal income tax rules. Such a repayment will be taken on a first-in, first-out (FIFO) basis from amounts allocated to the Fixed Account.


     Loans to acquire a principal residence are permitted under the same terms described above, except that:

          (a) the minimum loan amount is $5,000; and

          (b) repayment of the loan amount may be extended to a maximum of twenty-five years.


     Any outstanding loan balance including any accrued interest will be deducted from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. On death of the policy owner or Annuitant, any outstanding loan balance will be deducted from the Fixed Accumulation Value as a partial withdrawal as of the date the notice of death is received.



     Loans are subject to the terms of the policy, your 403(b) Plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by us will not affect already outstanding loans.


     RIDERS


     At no additional charge, two riders are included under the policy: an Unemployment Benefit Rider, for Non-Qualified and IRA Policies, and a Living Needs Benefit Rider, for all types of policies. Both riders provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a Surrender Charge upon the happening of certain qualifying events. The riders are only available in those states where they have been approved. Please consult with your registered representative regarding the availability of these riders in your state.


     (a) Living Needs Benefit Rider


     If the Annuitant enters a nursing home, becomes terminally ill or disabled, you may be eligible to receive all or a portion of the Accumulation Value without paying a Surrender Charge. The Policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved.


     (b) Unemployment Benefit Rider


     For all Non-Qualified Policies and IRAs, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying Surrender Charges. This rider can only be used once. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved.

                               THE FIXED ACCOUNT


     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Furthermore, the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


     (a) Interest Crediting


     NYLIAC guarantees that it will credit interest at an annual effective rate of at least 3% to amounts allocated or transferred to the Fixed Account under the policies. NYLIAC may, AT ITS SOLE DISCRETION, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Account. Interest rates will be set on the anniversary of each premium payment or transfer. All premium payments and additional amounts (including transfers from other Investment Divisions) allocated to the Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation or transfer was made.


     (b) Transfers to Investment Divisions

     Amounts may be transferred from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.


          1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions during any Policy Year is 20% of the Fixed Accumulation Value at the beginning of the Policy Year.



          2. The minimum amount that may be transferred from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) the Fixed Accumulation Value, unless we agree otherwise. Additionally, the remaining value in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion permits otherwise. Amounts transferred from the Fixed Account will be determined on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which interest will be credited on monies remaining in the Fixed Account.



     Except as part of an existing request relating to the traditional Dollar Cost Averaging option, the Interest Sweep option or the DCA Program (where available), money may not be transferred into the Fixed Account if a transfer was made out of the Fixed Account during the previous six-month period.



     Transfer requests must be in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "Procedures for
Telephone Transactions" at page   .)



     Partial withdrawals will be deducted and any Surrender Charges will be applied to the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments or transfers from Investment Divisions in the same order in which such payments or transfers were allocated to the Fixed Account during the life of the policy).


     (c) Fixed Account Initial Premium Guarantee


     NYLIAC guarantees that upon any surrender of a policy, you will receive an amount equal to at least that portion of the initial premium payment which was initially allocated to the Fixed Account. However, this guarantee will not apply if you transfer any amount out of the Fixed Account (except transfers made under the Interest Sweep option) or make any partial withdrawals from the Fixed Account, a DCA Account or the Separate Account.



                                THE DCA ACCOUNT



     Like the Fixed Account, the DCA Accounts are also supported by the assets in NYLIAC's general account. The DCA Accounts are not registered under the federal securities laws. The information contained in the first paragraph under
"The Fixed Account" on page   , equally applies to the DCA Accounts.



     NYLIAC will set interest rates in advance at least once a year for each date on which we may receive a premium payment to a DCA Account. The rate will never be less than 3%. Premium payments into a DCA Account will receive the applicable interest rate in effect on the Business Day we receive the premium payment. Interest rates for subsequent premium payments made into the same DCA Account may be different from the rate applied to prior premium payments made into the DCA Account.


                              FEDERAL TAX MATTERS

     INTRODUCTION


     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a competent tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.


     TAXATION OF ANNUITIES IN GENERAL


     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.



     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policy owner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policy owner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policy owner's Accumulation Value over the policy owner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.



     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy (other than a Qualified Policy used in a retirement plan that qualifies for special federal income tax treatment under
Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from qualified retirement plans under Section 401(a) and from qualified annuities and Tax Sheltered Annuities under Sections 403(a) and 403(b).


     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.


     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the annuitant's final tax return.



     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer is actual age 59 1/2, (2) made as a result of the policy owner's or Annuitant's death or disability, or (3) received in substantially equal installments paid at least annually as a life annuity. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.



     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policy owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policy owner. Accordingly, a policy owner should consult a competent tax adviser before purchasing more than one policy or other annuity contract.



     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policy owner, may result in certain income or gift tax consequences to the policy owner. A policy owner contemplating any transfer or assignment of a policy should contact a competent tax adviser with respect to the potential tax effects of such a transaction.


     QUALIFIED PLANS


     The Qualified Policy is designed for use with several types of qualified plans. The tax rules applicable to participants and beneficiaries in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about use of the Policies with the various types of qualified plans. Policy owners and participants under qualified plans as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of policies for use with any qualified plan should seek competent legal and tax advice regarding the suitability of the policy.


          (a) Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. They will be subject to income tax at the time of conversion.


          (d) Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The policies can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made.

     Such investments are generally owned by, and are subject to, the claims of the general creditors of the sponsoring employer, except that Section 457 plans of state and local government must be held and used for the exclusive benefit of participants and beneficiaries in a trust or annuity contract.

                          DISTRIBUTOR OF THE POLICIES


     NYLIFE Distributors Inc. ("NYLIFE Distributors"), 51 Madison Avenue, New York, New York 10010, is the principal underwriter and the distributor of the Policies. It is an indirect wholly-owned subsidiary of New York Life. The maximum commission paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is not expected to exceed 7%. A portion of this amount will be paid as commissions to registered representatives.


                                 VOTING RIGHTS


     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions we receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws is amended, or if its present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, we may elect to do so.



     The number of votes which are available to you will be calculated separately for each Investment Division. That number will be determined by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.



     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. The number of votes which are available to you will be determined by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios.



     The number of votes of the Eligible Portfolio which are available will be determined as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.



     If we do not receive timely instructions, we will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")



     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that SAI:



                                                              PAGE
                                                              ----
THE POLICIES................................................
INVESTMENT PERFORMANCE CALCULATIONS.........................
GENERAL MATTERS.............................................
FEDERAL TAX MATTERS.........................................
DISTRIBUTOR OF THE POLICIES.................................
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................
STATE REGULATION............................................
RECORDS AND REPORTS.........................................
LEGAL PROCEEDINGS...........................................
INDEPENDENT ACCOUNTANTS.....................................
OTHER INFORMATION...........................................
FINANCIAL STATEMENTS........................................


     How to obtain a MainStay Plus Variable Annuity Statement of Additional
                                  Information.

               Call (888) 695-6246 or send this request form to:

                            MainStay Annuities
                            300 Berwyn Park, P.O. Box 3031
                            Berwyn, PA 19312-0031

--------------------------------------------------------------------------------


    Please send me a MainStay Plus Variable Annuity Statement of Additional
                      Information dated           , 1999:


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

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City                                 State                       Zip

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      STATEMENT OF ADDITIONAL INFORMATION


                                          , 1999

                                      FOR

                         MAINSTAY PLUS VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


     This Statement of Additional Information ("SAI") is not a prospectus. Much of the information contained in this SAI expands upon subjects discussed in the current MainStay Plus Variable Annuity Prospectus. The SAI should be read in conjunction with the current MainStay Plus Variable Annuity Prospectus dated
          , 1999. You may obtain a copy of the Prospectus by calling MainStay Annuities at (888) 695-6246 or writing to MainStay Annuities, 300 Berwyn Park, P.O. Box 3031, Berwyn, PA 19312-0031. Terms used but not defined in this SAI have the same meaning as in the current MainStay Plus Variable Annuity(SM) Prospectus.


                               TABLE OF CONTENTS*


                                                              PAGE
                                                              ----
THE POLICIES (  )...........................................
     Valuation of Accumulation Units (  )...................
INVESTMENT PERFORMANCE CALCULATIONS.........................
     MainStay VP Cash Management Investment Division........
     MainStay VP Government, MainStay VP High Yield
       Corporate Bond and MainStay VP Bond Investment
       Division Yields......................................
     Average Annual Total Return............................
GENERAL MATTERS.............................................
FEDERAL TAX MATTERS (  )....................................
     Taxation of New York Life Insurance and Annuity
       Corporation..........................................
     Tax Status of the Policies.............................
DISTRIBUTOR OF THE POLICIES (  )............................
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................
STATE REGULATION............................................
RECORDS AND REPORTS.........................................
LEGAL PROCEEDINGS...........................................
INDEPENDENT ACCOUNTANTS.....................................
OTHER INFORMATION...........................................
FINANCIAL STATEMENTS........................................


------------

* (Numbers in parentheses refer to page numbers of corresponding sections of the current MainStay Plus Variable Annuity Prospectus.)

                                  THE POLICIES


     The following provides additional information about the policies and supplements the description in the Prospectus.


     VALUATION OF ACCUMULATION UNITS


     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. The value of each Accumulation Unit was arbitrarily set as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.



     The Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") is determined by the following formula:



                                   (a/b) - c



Where: a = the result of:


          (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

          (2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;


         b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and



         c = a factor representing the charges deducted from the applicable
             Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.40% of the daily net asset value of the Separate Account and represents the 1.25% charge for mortality and expense risks (of which .75% is attributable to mortality risks and .50% to expense risks), and the .15% charge for policy administration
             expenses. (See "Other Charges" at page   of the Prospectus.)


     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                      INVESTMENT PERFORMANCE CALCULATIONS

     MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION


     NYLIAC calculates the MainStay VP Cash Management Investment Division's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the MainStay VP Cash Management Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the MainStay VP Cash Management Investment Division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the administration fee and the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the MainStay VP Cash Management Division will be lower than the yield for the MainStay VP Cash Management Portfolio.


     NYLIAC also calculates the effective yield of the MainStay VP Cash Management Investment Division for the same seven-day period on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

     The yield on amounts held in the MainStay VP Cash Management Investment Division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The MainStay VP Cash Management Investment Division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the MainStay VP Cash Management Portfolio, the types and quality of portfolio securities held by the MainStay VP Cash Management Portfolio, and its operating expenses.


    MAINSTAY VP GOVERNMENT, MAINSTAY VP HIGH YIELD CORPORATE BOND AND MAINSTAY VP BOND INVESTMENT DIVISION YIELDS


     The current annualized yield of the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Investment Divisions refers to the income generated by these Investment Divisions over a specified 30-day period. Because the yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:
                                             6
----                        YIELD = 2[(a-b+1) -1]
                                       ---
                                       cd

Where: a = net investment income earned during the period by the Portfolio attributable to shares owned by the MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Division.

         b = expenses accrued for the period (net of reimbursements).

         c = the average daily number of accumulation units outstanding during the period.

         d = the maximum offering price per accumulation unit on the last day of the period.

     Accrued expenses will include all recurring fees that are charged to all Owner accounts. The yield calculations do not reflect the effect of any Surrender Charges that may be applicable to a particular Policy. Surrender Charges range from 7% to 0% of the Premium Payments withdrawn depending on the elapsed time since the relevant Premium Payment was made.

     Because of the charges and deductions imposed by the Separate Account the yield for the Investment Divisions will be lower than the yield for the corresponding Portfolio of the Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Portfolios of the Fund and their operating expenses.


     AVERAGE ANNUAL TOTAL RETURN. Average annual total return quotations for the Investment Divisions are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                      n
                                P(1+T)  = ERV

Where: P = a hypothetical initial payment of $1,000.

       T = average annual total return.

       n = number of years.


     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period or the inception date, at the end of the one, five or ten-year period (or fractional portion thereof).



     All total return figures are prepared under methods the SEC requires when advertising performance information. For periods beginning on or after the dates when the Investment Divisions started operations, the average annual total return (if surrendered) figures may be referred to as "standardized" performance. For periods before the dates when the Investment Divisions started operations, the figures are considered "non-standardized". The average annual total return (no surrender) figures are all considered "non-standardized".



     Performance data for the Investment Divisions may be compared, in advertisements, sales literature and reports to shareholders, to: (i) the investment returns on various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indexes; and (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria.

     Reports and promotional literature may also contain the ratings New York Life and NYLIAC have received from independent rating agencies. New York Life and NYLIAC are among only a few companies that have consistently received among the highest possible ratings from the four major independent rating companies:
A.M. Best and Moody's (for financial stability and strength) and Standard and Poor's and Duff & Phelps (for claims paying ability). However, neither New York Life nor NYLIAC guarantees the investment performance of the Investment Divisions.

                                GENERAL MATTERS


     NON-PARTICIPATING. The Policies are non-participating. Dividends are not paid.



     MISSTATEMENT OF AGE OR SEX. If the Annuitant's stated age and/or sex in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and sex. Sex is not a factor when annuity benefits are based on unisex annuity payment rate
tables. (See "Income Payments--Election of Income Payment Options" at page   of
the Prospectus.) If payments were made based on incorrect age or sex, we will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.



     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, a Non-Qualified Policy or any interest in it may be assigned prior to the Annuity Commencement Date and during the Annuitant's lifetime. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax
Matters--Taxation of Annuities in General" at pages   and   of the Prospectus.)



     MODIFICATION. NYLIAC may not modify the Policy without your consent except to make the Policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.



     INCONTESTABILITY. We rely on statements made in the application or a Policy Request. They are representations, not warranties. The Policy will not be contested after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.


                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the reserves under the Policy.


     TAX STATUS OF THE POLICIES


     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.


     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.


     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which Owners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policy owner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.



     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policy owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policy owner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policy owner's death; and (b) if any policy owner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policy owner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policy owner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policy owner's surviving spouse, the Policy may be continued with the surviving spouse as the new policy owner. If the policy owner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.


     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                          DISTRIBUTOR OF THE POLICIES


     NYLIFE Distributors Inc. ("NYLIFE Distributors") is the distributor of the policies. NYLIFE Distributors is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. NYLIFE Distributors is an indirect wholly-owned subsidiary of New York Life. The maximum commission paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is not expected to exceed 7%. A portion of this amount will be paid as commissions to registered representatives.



     For the years ended December 31, 1996, 1997 and 1998, the aggregate amount of underwriting commissions paid to NYLIFE Distributors was $528,880, $1,662,404
and $     , respectively, of which $264,440, $831,203 and $     was retained by
them, respectively.



     The policies are sold and premium payments are accepted on a continuous basis.


                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS


     The Separate Account holds title to assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. An annual statement is filed with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the Policies will be modified accordingly.

                              RECORDS AND REPORTS


     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation.


                               LEGAL PROCEEDINGS

     In 1995, NYLIAC and New York Life settled a nationwide class action brought in New York State court related to the sale of whole life and universal life insurance policies from 1982 through 1994. In entering into the settlement, NYLIAC specifically denied any wrongdoing. The settlement was approved by the judge and has been upheld on appeal.

     There are also actions in various jurisdictions by individual policyowners who either did or did not exclude themselves from the settlement of the nationwide class action and a purported class action claiming to include numerous policyowners in one jurisdiction who did not exclude themselves from the nationwide class action. The certification by a non-New York State court of a purported class action claiming to include numerous policyholders in that state who excluded themselves from the settlement of the nationwide class action was recently reversed by an intermediate appellate court; plaintiffs filed a motion for rehearing in the intermediate appellate court and the motion was denied. Plaintiffs may file a petition with the highest court within the statutory time allowed to do so.

     NYLIAC is also a defendant in other individual suits arising from its insurance (including variable contracts registered under the federal securities law), investment and/or other operations, including actions involving retail sales practices. Most of these actions also seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved as a party in various governmental, administrative, and investigative proceedings and inquiries.

     Given the uncertain nature of litigation and regulatory inquiries, the outcome of the above cannot be predicted. NYLIAC nevertheless believes that, after provisions made in the financial statements, the ultimate liability that could result from such litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                            INDEPENDENT ACCOUNTANTS

     The annual financial statements of the Separate Account and NYLIAC have been audited by PricewaterhouseCoopers LLP, independent accountants, 1177 Avenue of the Americas, New York, New York. The financial statements included in this Statement of Additional Information have been included in reliance on the reports of PricewaterhouseCoopers LLP, given on the authority of that firm as experts in auditing and accounting.

                               OTHER INFORMATION


     A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in this Statement of Additional Information. Not all of the information set forth in the registration statement, amendments and exhibits to the registration statement has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS



                           [TO BE FILED BY AMENDMENT]

                            PART C. OTHER INFORMATION

ITEM 24.         FINANCIAL STATEMENTS AND EXHIBITS

a.       Financial Statements.

            All required financial statements are included in Part B of this Registration Statement.

b.       Exhibits.

(1) Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation ("NYLIAC") authorizing establishment of the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (1) to Registrant's Post-Effective Amendment No. 2 on Form N-4, and incorporated herein by reference.

(2)              Not applicable.

(3)(a) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 33-64410), and incorporated herein by reference.

(3)(b) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed as Exhibit (3)(b) to Registrant's Post-Effective Amendment No. 1 on Form N-4, and incorporated herein by reference.


(4) Specimen Policy - Previously filed as Exhibit (4) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (4) to Registrant's Post-Effective Amendment No. 2 on Form N-4, and incorporated herein by reference. Specimen policy for the MainStay Plus Variable Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(3) as Exhibit (4) to Registrant's Post-Effective Amendment No. 4 on Form N-4 and incorporated herein by reference.

(4)(a) Endorsements to Specimen Policy for the MainStay Plus Variable Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(a) to Registrant's Post-Effective Amendment No. 4 and incorporated herein by reference.


(5)              Form of application for a Policy - Previously filed as Exhibit
                 (5) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Registrant's Post-Effective Amendment No. 2 on Form N-4, and incorporated herein by reference. Form of application for the MainStay Plus Variable Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Registrant's Post-Effective Amendment No. 3 on Form N-4, and incorporated herein by reference.

(6)(a) Certificate of Incorporation of NYLIAC - Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(6)(b)(1) By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate

                 Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(6)(b)(2) Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.

(7) Contract of Reinsurance between Connecticut General Life Insurance Company/Cigna Reinsurance and NYLIAC - Previously filed as Exhibit (7) to Registrant's Post-Effective Amendment No. 1 on Form N-4, and incorporated herein by reference.

(8)(a) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (8)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form N-1 for New York Life MFA Series Fund, Inc. (File No. 2-86082), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(b) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(c) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(d) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(e) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(f) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(g) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate

                 Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(h) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Incorporated herein by reference to Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342).

(8)(i) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Incorporated herein by reference to Exhibit (8)(i) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342).

(8)(j) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Incorporated herein by reference to Exhibit (8)(j) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342).


(9) Opinion and Consent of Jonathan E. Gaines, Esq. - Previously filed as Exhibit (9) to Registrant's Post- Effective Amendment No. 3 on Form N-4 and incorporated herein by reference.

(10)(a)          Consent of Price Waterhouse LLP - Not applicable.


(10)(b) Powers of Attorney for the Directors and Officers of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(c) to Pre-Effective Amendment No. 2 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) for the following, and incorporated herein by reference:

                 Jay S. Calhoun, Vice President, Treasurer and Director
                   (Principal Financial Officer)
                 Richard M. Kernan, Jr., Director
                 Robert D. Rock, Senior Vice President and Director
                 Frederick J. Sievert, President and Director (Principal
                   Executive Officer)
                 Stephen N. Steinig, Senior Vice President, Chief Actuary and
                   Director
                 Seymour Sternberg, Director

(10)(c) Power of Attorney for Maryann L. Ingenito, Vice President and Controller (Principal Accounting Officer) Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(10)(d) Power of Attorney for Howard I. Atkins, Executive Vice President (Principal Financial Officer) - Previously filed as
                 Exhibit 8 (d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.

(11)             Not applicable.

(12)             Not applicable.

(13) Schedule of Computations - Previously filed as Exhibit (13) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33- 53342), and incorporated herein by reference.

(14)             Not applicable.


ITEM 25.         DIRECTORS AND OFFICERS OF THE DEPOSITOR

The business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.

            Name:                                                           Title:
            -----                                                           ------
            Seymour Sternberg                                               Director
            Richard M. Kernan, Jr.                                          Director
            Frederick J. Sievert                                            Director and President
            Robert D. Rock                                                  Director and Senior Vice President
            Jay S. Calhoun                                                  Director, Senior Vice President and Treasurer
            Stephen N. Steinig                                              Director, Senior Vice President and Chief Actuary
            Howard I. Atkins                                                Executive Vice President and Chief Financial Officer
            Michael L. Callahan                                             Senior Vice President
            Marc J. Chalfin                                                 Senior Vice President
            John J. DiNiro                                                  Senior Vice President
            Michael Gallo                                                   Senior Vice President
            Solomon Goldfinger                                              Senior Vice President
            Phillip J. Hildebrand                                           Senior Vice President
            Jean E. Hoysradt                                                Senior Vice President
            Gerald Kaplan                                                   Senior Vice President and Tax Counsel
            Richard D. Levy                                                 Senior Vice President
            Paul Morris                                                     Senior Vice President
            Michael J. Nocera                                               Senior Vice President
            Frank J. Ollari                                                 Senior Vice President
            Anne F. Pollack                                                 Senior Vice President
            Steven Ray                                                      Senior Vice President
            Thomas J. Warga                                                 Senior Vice President and General Auditor
            Edward C. Wilson                                                Senior Vice President and Chief Sales Officer
            William Cheng                                                   Vice President
            Limin Chu                                                       General Manager and President of Taiwan Branch
            Henry Ciapas                                                    Vice President
            Patrick Colloton                                                Vice President
            John A. Cullen                                                  Vice President and Assistant Controller
            Lisa O. Cullity                                                 Vice President
            Sheila K. Davidson                                              Vice President
            Melvin J. Feinberg                                              Vice President
            Jane L. Hamrick                                                 Vice President and Actuary
            Celia M. Holtzberg                                              Vice President
            Robert Hynes                                                    Vice President
            Maryann L. Ingenito                                             Vice President and Controller
            Himi L. Kittner                                                 Vice President
            David Krystel                                                   Vice President
            Thomas S. McArdle                                               Vice President
            Daniel J. McKillop                                              Vice President
            John R. Meyer                                                   Vice President
            William H. Mowat                                                Vice President
            Michael M. Oleske                                               Vice President and Associate Tax Counsel
            Andrew N. Reiss                                                 Vice President and National Sales Manager
            Lawrence R. Stoehr                                              Vice President

            Richard W. Zuccaro                                              Vice President
            George J. Trapp                                                 Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life+, unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.

                                                              Jurisdiction of                     Percent of Voting
Name                                                          Organization                        Securities Owned
----                                                          ------------                        ----------------
Aegis Technologies, Inc.(1)                                   Delaware

MainStay Institutional Funds Inc.(2)                          Maryland

MainStay VP Series Fund, Inc.(3)                              Maryland

New York Life Fund, Inc.(3)                                   New York

New York Life Insurance and Annuity Corporation               Delaware

New York Life Irrevocable Trust of 1996(4)                    New York                            N/A

------------------------------------
+ By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-4.

NYLIFE Inc.                                                   New York
      Eagle Strategies Corp.                                  Arizona
      Greystone Realty Corporation                            Delaware
            Greystone Realty Management, Inc.                 Delaware
      MacKay-Shields Financial Corporation                    Delaware
      MainStay Shareholder Services, Inc.                     Delaware
      MSC Holding, Inc.                                       Georgia                             85.43%
      Monitor Capital Advisors, Inc.                          Delaware

------------------------
    (1)A Certificate of Dissolution was filed for this Company on April 9, 1996. Pursuant to Delaware law, the Company's existence is "continued" for a period of three years following dissolution for purposes of winding up. Therefore, this Company is included here for informational purposes only.

    (2)This entity is an unaffiliated registered investment company as to which New York Life and/or its subsidiaries perform investment management, administrative, distribution and underwriting services. It is not a subsidiary of New York Life but is included here for informational purposes only.

    (3)New York Life serves as investment adviser to these entities, the shares of which are held of record by separate accounts of New York Life (in the case of New York Life Fund, Inc.) and New York Life Insurance and Annuity Corporation ("NYLIAC") (for MainStay VP Series Fund, Inc.). New York Life disclaims any beneficial ownership and control of these entities. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statements in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of these entities. They are not subsidiaries of New York Life, but are included here for informational purposes only.

    (4)An unaffiliated trust formed solely for the purpose of holding shares of New York Life Settlement Corporation. It is not a subsidiary of New York Life, but is included here for informational purposes only.

      New York Life Benefit Services, Inc.                              Massachusetts
            ADQ Insurance Agency, Inc.                                  Massachusetts

                                                                        Jurisdiction of                     Percent of Voting
Name                                                                    Organization                        Securities Owned
----                                                                    ------------                        ----------------
(NYLIFE Inc. subsidiaries cont.)
      New York Life Capital Corporation                                 Delaware
      MainStay Management, Inc.                                         Delaware
      Madison Square Advisors, Inc.                                     Delaware
      New York Life International Investment Inc.                       Delaware
            Monetary Research Ltd.                                      Bermuda
            NYL Management Limited                                      United Kingdom
                  Taiyo Life Gamma Asset Management Limited(5)          Japan                               33.345%
      New York Life International, Inc.                                 Delaware
            New York Life Worldwide Capital, Inc.                       Delaware
            New York Life Worldwide Development, Inc.                   Delaware
            New York Life Worldwide (Bermuda) Ltd.                      Bermuda
            New York Life Insurance Worldwide Ltd.                      Bermuda
            New York Life (U.K.) Limited(6)                             United Kingdom                      99.97%
                  Life Assurance Holding Corporation Limited            United Kingdom                      31.25%
                        Windsor Life Assurance Company Limited          United Kingdom
                  Windsor Construction Company Limited                  United Kingdom
            KOHAP New York Life Insurance Ltd.                          South Korea                         51%
            P.T. Asuransi Jiwa Sewu-New York Life                       Indonesia
            GEO New York Life, S.A.                                     Mexico                              49%
      NYLIFE Administration Corp. (doing business as NYLACOR)           Texas
      NYLIFE Depositary Corporation                                     Delaware
            NYLIFE Structured Asset Management Company Ltd.             Texas                               16.67%; NYLIFE
                                                                                                            SFD Holding Inc.
                                                                                                            owns the remaining
                                                                                                            83.33%
      NYLIFE Distributors Inc.                                          Delaware
      NYLIFE Funding Inc.                                               Delaware
      NYLIFE HealthCare Management, Inc.                                Delaware
            Express Scripts, Inc.                                       Delaware                            46.3% of total
                                                                                                            combined stock and
                                                                                                            89.6% of the voting
                                                                                                            rights
                  Express Scripts Vision Corporation                    Delaware
                  Great Plains Reinsurance Company                      Arizona
                  Practice Patterns Science, Inc.                       Delaware                            80%
                  ESI Canada Holdings, Inc.                             Canada
                        ESI Canada, Inc.                                Canada
                  IVTx of Houston, Inc.                                 Texas
                  IVTx of Dallas, Inc.                                  Texas
                  PhyNet, Inc.                                          Delaware
            NYLCare Health Plans, Inc.                                  Delaware
                  New York Life and Health Insurance Company            Delaware
                  Avanti Corporate Health Systems, Inc.                 Delaware


--------

    (5)Based on the percentage of ownership as well as the lack of "control" by New York Life over management or policies of this company, this entity is not considered a subsidiary of New York Life but is included here for informational purposes only.

    (6)One share is held by NYLIFE, Inc., a Nominee, as required by British law.

                                                                                 Jurisdiction of            Percent of Voting
Name                                                                             Organization               Securities Owned
----                                                                             ------------               ----------------
(NYLIFE Inc. subsidiaries cont.)
                        Avanti Health Systems of Texas, Inc.                     Texas
                        Avanti of the District, Inc.                             Maryland
                        Avanti of Illinois, Inc.                                 Illinois
                        Avanti of New York, Inc.                                 New York
                             MBS IPA, Inc.                                       New York
                        Avanti of New Jersey, Inc.                               New Jersey
                  NYLCare Health Plans of the Mid-Atlantic, Inc.                 Maryland                   80%; Physicians
                                                                                                            Health Services
                                                                                                            Foundation, Inc.
                                                                                                            owns 20%
                        Physicians Health Services Foundation, Inc.              Maryland
                  Lonestar Holding Co.                                           Delaware
                        Lone Star Health Plan, Inc.                              Texas                      90%; NYLCare
                                                                                                            Health Plans, Inc.
                                                                                                            owns 10%
                              NYLCare Health Plans of the Gulf Coast, Inc.       Texas
                  Prime Provider Corp.                                           New York
                        Prime Provider Corp. of Texas                            Texas
                  NYLCare of Connecticut, Inc.                                   Connecticut
                  Sanus Dental Plan of New Jersey, Inc.                          New Jersey
                  NYLCare Dental Plans of the Southwest, Inc.                    Texas
                  NYLCare Health Plans of New York, Inc.                         New York
                  NYLCare Health Plans of Connecticut, Inc.                      Connecticut
                  NYLCare Health Plans of the Midwest, Inc.                      Illinois
                  NYLCare Health Plans of New Jersey, Inc.                       New Jersey
                  NYLCare of Texas, Inc.                                         Texas
                        NYLCare Passport PPO of the Southwest, Inc.              Texas
                  NYLCare Preferred Services, Inc.                               Maryland
                  Sanus Preferred Providers West, Inc.                           California
                  Sanus Preferred Services of Illinois, Inc.                     Illinois
                  NYLCare Health Plans of the Southwest, Inc.                    Texas
                  NYLCare Health Plans of Louisiana, Inc.                        Louisiana                  99.8%; Patrick D.
                                                                                                            Seiter and
                                                                                                            E. L. Henry  each
                                                                                                            own .1% of the
                                                                                                            remaining stocks
                  NYLCare of New England, Inc.                                   Delaware
                  Sanus - Northeast, Inc.                                        Delaware
                  NYLCare Health Plans of Maine, Inc.                            Maine
                  NYLCare NC Holdings, Inc.                                      Delaware
                        WellPath Community Health Plans, L.L.C.                  North Carolina             Duke Medical
                                                                                                            Strategies, Inc.
                                                                                                            holds 50%;
                                                                                                            50% LLC interest
                              WPCHP Holdings, Inc.                               Delaware

                                                                                 Jurisdiction of            Percent of Voting
Name                                                                             Organization               Securities Owned
----                                                                             ------------               ----------------
(NYLIFE Inc. subsidiaries cont.)
                              WellPath Preferred Services, L.L.C.                North Carolina             99%;WPCHP
                                                                                                            Holdings, Inc. owns
                                                                                                            other 1%
                              WellPath Select Holdings, L.L.C.                   North Carolina             WPCHP Holdings,
                                                                                                            Inc. holds 1%;
                                                                                                            99% LLC Interest
                                          WellPath Select, Inc.                  North Carolina
                  WellPath of Carolina, Inc.                                     Delaware
                  WellPath of Arizona Reinsurance Company                        Arizona
                  Sanus of New York and New Jersey, Inc.                         New York
                  NYLCare Health Plans of Pennsylvania, Inc.                     Pennsylvania
                  Docservco, Inc.                                                New York
                  The ETHIX Corporation                                          Delaware
                        ETHIX Great Lakes, Inc.                                  Michigan
                        ETHIX Mid-Atlantic, Inc.                                 Pennsylvania
                        ETHIX Midlands, Inc.                                     Delaware
                        ETHIX Mid-Rivers, Inc.                                   Missouri
                        ETHIX Northwest Public Services, Inc.                    Washington
                        ETHIX Northwest, Inc.                                    Washington
                              NYLCare Health Plans Northwest, Inc.               Washington
                        ETHIX Pacific, Inc.                                      Oregon
                        ETHIX Risk Management, Inc.                              Oregon
                        ETHIX Southeast, Inc.                                    North Carolina
                        ETHIX Southwest, Inc.                                    Texas
                  Benefit Panel Services, Inc.                                   California                 33 1/3% owned
                                                                                                            by Mass Mutual
                                                                                                            Holding Company
                                                                                                            Two MSC, Inc. and
                                                                                                            33 1/3% owned by
                                                                                                            Anthem Companies,
                                                                                                            Inc.
                        BPS Health Plan Administrators                           California
                        VivaHealth, Incorporated                                 California
                  One Liberty Plaza Holdings, Inc.                               Delaware
      NYLIFE Refinery Inc.                                                       Delaware
      NYLIFE Resources Inc.                                                      Delaware
      NYLIFE Securities Inc.                                                     New York
      NYLIFE SFD Holding Inc.                                                    Delaware
            NYLIFE Structured Asset Management Company, Ltd.                     Texas                      83.33%; NYLIFE
                                                                                                            Depositary Corp.
                                                                                                            owns the remaining
                                                                                                            16.67%
      NYLINK Insurance Agency Incorporated                                       Delaware
            NYLINK Insurance Agency of Alabama, Incorporated                     Alabama
            NYLINK Insurance Agency of Hawaii, Incorporated                      Hawaii

                                                                                 Jurisdiction of            Percent of Voting
Name                                                                             Organization               Securities Owned
----                                                                             ------------               ----------------
(NYLIFE Inc. subsidiaries cont.)
            NYLINK Insurance Agency of Massachusetts, Incorporated               Massachusetts
            NYLINK Insurance Agency of New Mexico                                New Mexico
                  Incorporated

      NYLTEMPS Inc.                                                              Delaware

      New York Life Trust Company                                                New York

NYLIFE Insurance Company of Arizona                                              Arizona

NYLINK Insurance Agency of Ohio, Incorporated(7)                                 Ohio

NYLINK Insurance Agency of Oklahoma, Incorporated(8)                             Oklahoma

NYLINK Insurance Agency of Texas, Incorporated(9)                                Texas

The MainStay Funds(10)                                                           Massachusetts



ITEM 27.          NUMBER OF CONTRACT OWNERS

      As of October 31, 1998, there were approximately 59,570 owners of Policies offered under NYLIAC Variable Annuity Separate Account-III.


ITEM 28.          INDEMNIFICATION

      Reference is made to Article VIII of the Depositor's By-Laws.

      New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and its subsidiaries and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $100 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has

-------------------
    (7)This affiliated corporation is organized to conduct the business of NYLINK Insurance Agency Incorporated in the state of Ohio.

    (8)This affiliated corporation is organized to conduct the business of NYLINK Insurance Agency Incorporated in the state of Oklahoma.

    (9)This affiliated corporation is organized to conduct the business of NYLINK Insurance Agency Incorporated in the state of Texas.

    (10)This entity is an unaffiliated registered investment company for which New York Life subsidiaries perform investment management, administrative, distribution and underwriting services. It is not a subsidiary of New York Life, but is included here for informational purposes only.

been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.          PRINCIPAL UNDERWRITERS

      (a) Investment companies (other than the Registrant) for which NYLIFE Distributors Inc. is currently acting as underwriter:

          NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I NYLIAC MFA Separate Account-I
          NYLIAC MFA Separate Account-II
          NYLIAC Variable Annuity Separate Account-I
          NYLIAC Variable Annuity Separate Account-II
          NYLIAC Variable Universal Life Separate Account-I
          NYLIAC VLI Separate Account

      (b) Directors and Officers.

      The business address of each director and officer of NYLIFE Distributors Inc. is 300 Interpace Parkway, Parsippany, New Jersey 07054.


      Names of Directors and Officers                                   Positions and Offices with Underwriter
      -------------------------------                                   --------------------------------------
      Frank Mistero                                                     Director and President
      Frank M. Boccio                                                   Director
      Jefferson C. Boyce                                                Director
      Michael G. Gallo                                                  Director
      Phillip J. Hildebrand                                             Director
      Robert D. Rock                                                    Director
      Stephen C. Roussin                                                Director
      Walter W. Ubl                                                     Director and Senior Vice President
      Robert E. Brady                                                   Director and Vice President
      Sheila K. Davidson                                                Chief Compliance Officer
      Thomas J. Warga                                                   Senior Vice President and General Auditor
      Jay S. Calhoun                                                    Vice President and Treasurer
      David J. Krystel                                                  Vice President
      Linda M. Livornese                                                Vice President
      John H. O'Byrne                                                   Vice President and Chief Compliance Officer
      Anthony W. Polis                                                  Vice President and Chief Financial Officer
      Richard W. Zuccaro                                                Tax Vice President
      Louis H. Adasse                                                   Corporate Vice President
      Thomas J. Murray                                                  Corporate Vice President
      Phyllis Zwarick                                                   Corporate Vice President
      Arphiela Arizmendi                                                Assistant Vice President

      Names of Directors and Officers                                   Positions and Offices with Underwriter
      -------------------------------                                   --------------------------------------
      Antoinette B. Cirillo                                             Assistant Vice President
      George R. Daoust                                                  Assistant Vice President
      Geraldine Lorito                                                  Assistant Vice President
      Mark A. Gomez                                                     Assistant Secretary



      (c) Commissions and Other Compensation


     Name of                  New Underwriting             Compensation on
    Principal                   Discounts and               Redemption or                Brokerage
   Underwriter                   Commissions                Annuitization               Commission                Compensation
   -----------                   -----------                -------------               ----------                ------------
NYLIFE Distributors
Inc.                                 -0-                         -0-                        -0-                        -0-


ITEM 30.          LOCATION OF ACCOUNTS AND RECORDS

      All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.


ITEM 31.          MANAGEMENT SERVICES - Not applicable.


ITEM 32.          UNDERTAKINGS - Registrant hereby undertakes:

      (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


      REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

      New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Annuity Separate Account-I, hereby represents that the fees and charges deducted under the NYLIAC Individual Flexible Premium Multi-Funded Variable Retirement Annuity Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SECTION 403(b) REPRESENTATIONS

      Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York on this 30th day of November, 1998.

                                              NYLIAC VARIABLE ANNUITY
                                              SEPARATE ACCOUNT-III
                                                   (Registrant)

                                              By:  /s/ DAVID J. KRYSTEL
                                                   -----------------------------
                                                   David J. Krystel
                                                   Vice President


                                              NEW YORK LIFE INSURANCE AND
                                              ANNUITY CORPORATION
                                                   (Depositor)

                                              By:  /s/ DAVID J. KRYSTEL
                                                   -----------------------------
                                                   David J. Krystel
                                                   Vice President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

      Howard I. Atkins*                                     Executive Vice President (Principal Financial Officer)

      Jay S. Calhoun*                                       Vice President, Treasurer and Director

      Maryann L. Ingenito*                                  Vice President and Controller (Principal Accounting Officer)

      Richard M. Kernan, Jr.*                               Director

      Robert D. Rock*                                       Senior Vice President and Director

      Frederick J. Sievert*                                 President and Director (Principal Executive Officer)

      Stephen N. Steinig*                                   Senior Vice President, Chief Actuary and Director

      Seymour Sternberg*                                    Director


*By:      /s/ DAVID J. KRYSTEL
      ----------------------------------
      David J. Krystel
      Attorney-in-Fact
      November 30, 1998